UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04642
Virtus Variable Insurance Trust
(Exact name of registrant as specified in charter)

One Financial Plaza
Hartford, CT 06103-2608

Jennifer Fromm, Esq.
Vice President, Chief Legal Officer, Counsel and Secretary for Registrant
One Financial Plaza
Hartford, CT 06103-2608
(Name and address of agent for service)

Registrant's telephone number, including area code:
(800)-367-5877
Date of fiscal year end:
Dec 31
Date of reporting period:
June 30, 2024

Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Virtus Duff & Phelps Real Estate Securities Series
Class A
Semi-Annual SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Virtus Duff & Phelps Real Estate Securities Series (“Series”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1‑800‑367‑5877.
What were the Series costs for the last six months?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Real Estate Securities Series Class A	$55	1.10%
KEY SERIES STATISTICS (as of June 30, 2024)
Series net assets (‘000s)	$88,302
Total number of portfolio holdings	32
Portfolio turnover rate as of the end of the reporting period	26%
Asset Allocation(1)
Industrial/Office REITS	19%
Residential REITS	18%
Retail REITS	15%
Health Care REITS	14%
Data Centers REITS	12%
Self Storage REITS	8%
Specialty REITS	5%
Other REITS	9%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.
Where can I find more information?
For more information about the Series including its Prospectus, Financial Information, Series holdings, and proxy voting information, please contact us at 1-800-367-5877, or visit https://www.virtus.com/investor-resources/variable-insurance-fund-documents.

Virtus Duff & Phelps Real Estate Securities Series
Class I
Semi-Annual SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Virtus Duff & Phelps Real Estate Securities Series (“Series”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1‑800‑367‑5877.
What were the Series costs for the last six months?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Real Estate Securities Series Class I	$42	0.85%
KEY SERIES STATISTICS (as of June 30, 2024)
Series net assets (‘000s)	$88,302
Total number of portfolio holdings	32
Portfolio turnover rate as of the end of the reporting period	26%
Asset Allocation(1)
Industrial/Office REITS	19%
Residential REITS	18%
Retail REITS	15%
Health Care REITS	14%
Data Centers REITS	12%
Self Storage REITS	8%
Specialty REITS	5%
Other REITS	9%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.
Where can I find more information?
For more information about the Series including its Prospectus, Financial Information, Series holdings, and proxy voting information, please contact us at 1-800-367-5877, or visit https://www.virtus.com/investor-resources/variable-insurance-fund-documents.

Virtus KAR Capital Growth Series
Class A
Semi-Annual SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Virtus KAR Capital Growth Series (“Series”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1‑800‑367‑5877.
What were the Series costs for the last six months?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Capital Growth Series Class A	$55	1.03%
KEY SERIES STATISTICS (as of June 30, 2024)
Series net assets (‘000s)	$246,832
Total number of portfolio holdings	42
Portfolio turnover rate as of the end of the reporting period	7%
Asset Allocation(1)
Information Technology	32%
Consumer Discretionary	20%
Communication Services	11%
Financials	11%
Health Care	10%
Industrials	9%
Real Estate	3%
Other	4%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.
Where can I find more information?
For more information about the Series including its Prospectus, Financial Information, Series holdings, and proxy voting information, please contact us at 1-800-367-5877, or visit https://www.virtus.com/investor-resources/variable-insurance-fund-documents.

Virtus KAR Equity Income Series
Class A
Semi-Annual SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Virtus KAR Equity Income Series (“Series”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1‑800‑367‑5877.
What were the Series costs for the last six months?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Equity Income Series Class A	$49	0.98%
KEY SERIES STATISTICS (as of June 30, 2024)
Series net assets (‘000s)	$79,951
Total number of portfolio holdings	36
Portfolio turnover rate as of the end of the reporting period	5%
Asset Allocation(1)
Financials	19%
Industrials	17%
Information Technology	13%
Health Care	12%
Consumer Staples	11%
Utilities	8%
Materials	7%
Other	13%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.
Where can I find more information?
For more information about the Series including its Prospectus, Financial Information, Series holdings, and proxy voting information, please contact us at 1-800-367-5877, or visit https://www.virtus.com/investor-resources/variable-insurance-fund-documents.

Virtus KAR Small-Cap Growth Series
Class A
Semi-Annual SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Virtus KAR Small-Cap Growth Series (“Series”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1‑800‑367‑5877.
What were the Series costs for the last six months?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Growth Series Class A	$56	1.14%
KEY SERIES STATISTICS (as of June 30, 2024)
Series net assets (‘000s)	$78,702
Total number of portfolio holdings	30
Portfolio turnover rate as of the end of the reporting period	13%
Asset Allocation(1)
Financials	34%
Information Technology	19%
Consumer Discretionary	15%
Industrials	13%
Communication Services	13%
Health Care	4%
Consumer Staples	1%
Other	1%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.
Where can I find more information?
For more information about the Series including its Prospectus, Financial Information, Series holdings, and proxy voting information, please contact us at 1-800-367-5877, or visit https://www.virtus.com/investor-resources/variable-insurance-fund-documents.

Virtus KAR Small-Cap Growth Series
Class I
Semi-Annual SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Virtus KAR Small-Cap Growth Series (“Series”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1‑800‑367‑5877.
What were the Series costs for the last six months?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Growth Series Class I	$44	0.89%
KEY SERIES STATISTICS (as of June 30, 2024)
Series net assets (‘000s)	$78,702
Total number of portfolio holdings	30
Portfolio turnover rate as of the end of the reporting period	13%
Asset Allocation(1)
Financials	34%
Information Technology	19%
Consumer Discretionary	15%
Industrials	13%
Communication Services	13%
Health Care	4%
Consumer Staples	1%
Other	1%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.
Where can I find more information?
For more information about the Series including its Prospectus, Financial Information, Series holdings, and proxy voting information, please contact us at 1-800-367-5877, or visit https://www.virtus.com/investor-resources/variable-insurance-fund-documents.

Virtus KAR Small-Cap Value Series
Class A
Semi-Annual SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Virtus KAR Small-Cap Value Series (“Series”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1‑800‑367‑5877.
What were the Series costs for the last six months?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Value Series Class A	$54	1.10%
KEY SERIES STATISTICS (as of June 30, 2024)
Series net assets (‘000s)	$63,134
Total number of portfolio holdings	31
Portfolio turnover rate as of the end of the reporting period	6%
Asset Allocation(1)
Industrials	37%
Financials	27%
Consumer Discretionary	16%
Consumer Staples	7%
Materials	6%
Health Care	3%
Real Estate	2%
Other	2%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.
Where can I find more information?
For more information about the Series including its Prospectus, Financial Information, Series holdings, and proxy voting information, please contact us at 1-800-367-5877, or visit https://www.virtus.com/investor-resources/variable-insurance-fund-documents.

Virtus Newfleet Multi-Sector Intermediate Bond Series
Class A
Semi-Annual SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Virtus Newfleet Multi-Sector Intermediate Bond Series (“Series”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1‑800‑367‑5877.
What were the Series costs for the last six months?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Multi-Sector Intermediate Bond Series Class A	$47	0.94%
KEY SERIES STATISTICS (as of June 30, 2024)
Series net assets (‘000s)	$91,343
Total number of portfolio holdings	647
Portfolio turnover rate as of the end of the reporting period	38%
Asset Allocation(1)
Corporate Bonds and Notes		39%
Financials	15%
Energy	6%
Industrials	4%
All other Corporate Bonds and Notes	14%
Mortgage-Backed Securities		19%
Asset-Backed Securities		17%
Leveraged Loans		14%
Foreign Government Securities		7%
Other (includes securities lending collateral)		4%
Total		100%
(1)	Percentage of total investments as of June 30, 2024.
Where can I find more information?
For more information about the Series including its Prospectus, Financial Information, Series holdings, and proxy voting information, please contact us at 1-800-367-5877, or visit https://www.virtus.com/investor-resources/variable-insurance-fund-documents.

Virtus Newfleet Multi-Sector Intermediate Bond Series
Class I
Semi-Annual SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Virtus Newfleet Multi-Sector Intermediate Bond Series (“Series”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1‑800‑367‑5877.
What were the Series costs for the last six months?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Multi-Sector Intermediate Bond Series Class I	$35	0.69%
KEY SERIES STATISTICS (as of June 30, 2024)
Series net assets (‘000s)	$91,343
Total number of portfolio holdings	647
Portfolio turnover rate as of the end of the reporting period	38%
Asset Allocation(1)
Corporate Bonds and Notes		39%
Financials	15%
Energy	6%
Industrials	4%
All other Corporate Bonds and Notes	14%
Mortgage-Backed Securities		19%
Asset-Backed Securities		17%
Leveraged Loans		14%
Foreign Government Securities		7%
Other (includes securities lending collateral)		4%
Total		100%
(1)	Percentage of total investments as of June 30, 2024.
Where can I find more information?
For more information about the Series including its Prospectus, Financial Information, Series holdings, and proxy voting information, please contact us at 1-800-367-5877, or visit https://www.virtus.com/investor-resources/variable-insurance-fund-documents.

Virtus SGA International Growth Series
Class A
Semi-Annual SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Virtus SGA International Growth Series (“Series”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1‑800‑367‑5877.
What were the Series costs for the last six months?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA International Growth Series Class A	$55	1.14%
KEY SERIES STATISTICS (as of June 30, 2024)
Series net assets (‘000s)	$116,462
Total number of portfolio holdings	35
Portfolio turnover rate as of the end of the reporting period	14%
Asset Allocation(1)
Health Care	21%
Consumer Staples	20%
Financials	14%
Information Technology	13%
Industrials	11%
Consumer Discretionary	9%
Materials	5%
Other (includes securitites lending collateral)	7%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.
Where can I find more information?
For more information about the Series including its Prospectus, Financial Information, Series holdings, and proxy voting information, please contact us at 1-800-367-5877, or visit https://www.virtus.com/investor-resources/variable-insurance-fund-documents.

Virtus SGA International Growth Series
Class I
Semi-Annual SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Virtus SGA International Growth Series (“Series”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1‑800‑367‑5877.
What were the Series costs for the last six months?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA International Growth Series Class I	$43	0.89%
KEY SERIES STATISTICS (as of June 30, 2024)
Series net assets (‘000s)	$116,462
Total number of portfolio holdings	35
Portfolio turnover rate as of the end of the reporting period	14%
Asset Allocation(1)
Health Care	21%
Consumer Staples	20%
Financials	14%
Information Technology	13%
Industrials	11%
Consumer Discretionary	9%
Materials	5%
Other (includes securitites lending collateral)	7%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.
Where can I find more information?
For more information about the Series including its Prospectus, Financial Information, Series holdings, and proxy voting information, please contact us at 1-800-367-5877, or visit https://www.virtus.com/investor-resources/variable-insurance-fund-documents.

Virtus Tactical Allocation Series
(f/k/a: Virtus Strategic Allocation Series)
Class A
Semi-Annual SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Virtus Tactical Allocation Series (“Series”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1‑800‑367‑5877.
What were the Series costs for the last six months?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Tactical Allocation Series Class A	$51	0.98%
KEY SERIES STATISTICS (as of June 30, 2024)
Series net assets (‘000s)	$71,099
Total number of portfolio holdings	507
Portfolio turnover rate as of the end of the reporting period	24%
Asset Allocation(1)
Common Stocks		63%
Information Technology	16%
Consumer Discretionary	11%
Communication Services	10%
All Other Common Stocks	26%
Corporate Bonds and Notes		12%
Mortgage-Backed Securities		10%
U.S. Government Securities		6%
Asset-Backed Securities		5%
Leveraged Loans		3%
Foreign Government Securities		1%
Total		100%
(1)	Percentage of total investments as of June 30, 2024.
Where can I find more information?
For more information about the Series including its Prospectus, Financial Information, Series holdings, and proxy voting information, please contact us at 1-800-367-5877, or visit https://www.virtus.com/investor-resources/variable-insurance-fund-documents.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Refer to Item 7a.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

SEMIANNUAL FINANCIALS (FORM N-CSR Item 7-11)
VIRTUS VARIABLE INSURANCE TRUST

June 30, 2024
Virtus Duff & Phelps Real Estate Securities Series
Virtus KAR Capital Growth Series
Virtus KAR Equity Income Series
Virtus KAR Small-Cap Growth Series
Virtus KAR Small-Cap Value Series
Virtus Newfleet Multi-Sector Intermediate Bond Series
Virtus SGA International Growth Series
Virtus Tactical Allocation Series (f/k/a: Virtus Strategic Allocation Series)

Not FDIC Insured • No Bank Guarantee • May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)
The subadvisers vote proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Series voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-367-5877. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO  HOLDINGS INFORMATION
The Trust files a complete schedule of portfolio holdings for each Series with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.

VIRTUS VARIABLE INSURANCE TRUST
KEY INVESTMENT TERMS (Unaudited)
June 30, 2024
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Asset-Backed Securities (“ABS”)
Asset-backed securities represent interests in pools of underlying assets such as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card arrangements.
Exchange-Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Federal Funds Rate
The target interest rate set by the Federal Reserve at which commercial banks borrow and lend their extra reserves to one another overnight.
Federal Reserve (“Fed”)
The central bank of the U.S., the Fed is responsible for controlling the money supply, interest rates, and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches, and all national and state banks that are part of the system.
Joint Stock Company (“JSC”)
A joint stock company is a business entity in which shares of the company’s stock can be bought and sold by shareholders. Each shareholder owns company stock in proportion, evidenced by their shares (certificates of ownership). Shareholders are able to transfer their shares to others without any effects to the continued existence of the company.
London Interbank Offered Rate (“LIBOR”)
A benchmark rate that some of the world’s leading banks charge each other for short-term loans and that serves as the first step to calculating interest rates on various loans throughout the world. The one-, three-, and six- month LIBOR reference rates are published by ICE Benchmark Administration under a synthetic methodology.
Payment-in-Kind Security (“PIK”)
A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.
Prime Rate
The federal funds rate commercial banks charge their most creditworthy corporate customers.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops, and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers, and other commercial properties.
Secured Overnight Financing Rate (“SOFR”)
A broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
Sponsored ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the NYSE.

Duff & Phelps Real Estate Securities Series
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—99.2%
Real Estate Investment Trusts—99.2%
Data Centers—12.4%
Digital Realty Trust, Inc.	28,400	$ 4,318
Equinix, Inc.	8,817	6,671
		10,989

Gaming REITs—2.8%
Gaming & Leisure Properties, Inc.	26,200	1,185
VICI Properties, Inc. Class A	44,037	1,261
		2,446

Health Care—14.0%
Healthpeak Properties, Inc.	30,865	605
Sabra Health Care REIT, Inc.	136,800	2,107
Ventas, Inc.	85,825	4,399
Welltower, Inc.	50,740	5,290
		12,401

Industrial/Office—19.2%
Industrial—15.3%
Americold Realty Trust, Inc.	49,500	1,264
Prologis, Inc.	83,326	9,359
Rexford Industrial Realty, Inc.	65,125	2,904
		13,527

Office—3.9%
BXP, Inc.	20,500	1,262
Cousins Properties, Inc.	36,850	853
Vornado Realty Trust	50,185	1,319
		3,434

Total Industrial/Office		16,961

Lodging/Resorts—2.7%
Host Hotels & Resorts, Inc.	49,544	891
Ryman Hospitality Properties, Inc.	15,030	1,501
		2,392

Residential—17.8%
Apartments—11.1%
AvalonBay Communities, Inc.	21,059	4,357
Essex Property Trust, Inc.	14,415	3,924
Mid-America Apartment Communities, Inc.	10,885	1,552
		9,833

	Shares	Value

Manufactured Homes—1.9%
Sun Communities, Inc.	14,042	$ 1,690
Single Family Homes—4.8%
American Homes 4 Rent Class A	90,900	3,377
Invitation Homes, Inc.	23,150	831
		4,208

Total Residential		15,731

Retail—15.1%
Free Standing—2.4%
Realty Income Corp.	39,430	2,082
Regional Malls—4.8%
Simon Property Group, Inc.	28,116	4,268
Shopping Centers—7.9%
Brixmor Property Group, Inc.	112,442	2,596
Kimco Realty Corp.	123,270	2,399
Phillips Edison & Co., Inc.	27,350	895
Regency Centers Corp.	17,800	1,107
		6,997

Total Retail		13,347

Self Storage—7.8%
CubeSmart	59,280	2,678
Public Storage	14,695	4,227
		6,905

Specialty—4.6%
Iron Mountain, Inc.	45,000	4,033
Telecommunications REITs—2.8%
American Tower Corp.	12,510	2,432
Total Common Stocks (Identified Cost $65,418)		87,637

Total Long-Term Investments—99.2% (Identified Cost $65,418)		87,637

TOTAL INVESTMENTS—99.2% (Identified Cost $65,418)		$87,637
Other assets and liabilities, net—0.8%		665
NET ASSETS—100.0%		$88,302

Abbreviation:
REIT	Real Estate Investment Trust
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Duff & Phelps Real Estate Securities Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
The following table summarizes the value of the Series’ investments as of June 30, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$87,637	$87,637
Total Investments	$87,637	$87,637
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2024.
There were no transfers into or out of Level 3 related to securities held at June 30, 2024.
See Notes to Financial Statements

KAR Capital Growth Series
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—99.6%
Communication Services—11.0%
Meta Platforms, Inc. Class A	25,857	$ 13,038
Netflix, Inc.(1)	9,086	6,132
Trade Desk, Inc. (The) Class A(1)	82,415	8,049
		27,219

Consumer Discretionary—20.2%
Airbnb, Inc. Class A(1)	29,941	4,540
Amazon.com, Inc.(1)	79,450	15,354
Home Depot, Inc. (The)	11,268	3,879
Marriott International, Inc. Class A	28,393	6,864
MercadoLibre, Inc.(1)	2,667	4,383
NIKE, Inc. Class B	48,847	3,682
O’Reilly Automotive, Inc.(1)	6,260	6,611
Ross Stores, Inc.	31,595	4,591
		49,904

Consumer Staples—2.2%
Estee Lauder Cos., Inc. (The) Class A	14,545	1,547
Monster Beverage Corp.(1)	77,057	3,849
		5,396

Energy—0.5%
Devon Energy Corp.	23,332	1,106
Financials—10.8%
Block, Inc. Class A(1)	42,993	2,773
Progressive Corp. (The)	32,374	6,724
S&P Global, Inc.	7,864	3,507
Visa, Inc. Class A	51,932	13,631
		26,635

Health Care—9.4%
Danaher Corp.	17,241	4,308
Eli Lilly & Co.	8,924	8,080
IDEXX Laboratories, Inc.(1)	4,330	2,109
Mettler-Toledo International, Inc.(1)	1,445	2,019
Zoetis, Inc. Class A	38,810	6,728
		23,244

Industrials—9.2%
Equifax, Inc.	15,522	3,764
Fair Isaac Corp.(1)	6,426	9,566
	Shares	Value

Industrials—continued
Paycom Software, Inc.	12,401	$ 1,774
Uber Technologies, Inc.(1)	104,049	7,562
		22,666

Information Technology—31.6%
Accenture plc Class A	14,384	4,364
Amphenol Corp. Class A	177,990	11,991
BILL Holdings, Inc.(1)	36,906	1,942
Cadence Design Systems, Inc.(1)	21,266	6,545
Gartner, Inc.(1)	5,807	2,608
MongoDB, Inc. Class A(1)	13,926	3,481
NVIDIA Corp.	200,570	24,778
Roper Technologies, Inc.	9,949	5,608
ServiceNow, Inc.(1)	4,784	3,763
Shopify, Inc. Class A(1)	65,894	4,352
Snowflake, Inc. Class A(1)	21,626	2,922
Workday, Inc. Class A(1)	25,512	5,704
		78,058

Materials—1.9%
Ecolab, Inc.	20,021	4,765
Real Estate—2.8%
CoStar Group, Inc.(1)	61,016	4,524
Prologis, Inc.	19,867	2,231
		6,755

Total Common Stocks (Identified Cost $103,081)		245,748

Total Long-Term Investments—99.6% (Identified Cost $103,081)		245,748

TOTAL INVESTMENTS—99.6% (Identified Cost $103,081)		$245,748
Other assets and liabilities, net—0.4%		1,084
NET ASSETS—100.0%		$246,832

Abbreviation:
S&P	Standard & Poor’s

Footnote Legend:
(1)	Non-income producing.
The following table summarizes the value of the Series’ investments as of June 30, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$245,748	$245,748
Total Investments	$245,748	$245,748
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2024.
There were no transfers into or out of Level 3 related to securities held at June 30, 2024.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

KAR Equity Income Series
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—99.3%
Communication Services—6.6%
Omnicom Group, Inc.	21,619	$ 1,939
Verizon Communications, Inc.	80,908	3,337
		5,276

Consumer Discretionary—1.9%
Lowe’s Cos., Inc.	4,963	1,094
McDonald’s Corp.	1,634	417
		1,511

Consumer Staples—11.1%
Coca-Cola Co. (The)	38,081	2,424
Flowers Foods, Inc.	102,617	2,278
Kimberly-Clark Corp.	17,733	2,451
Procter & Gamble Co. (The)	10,285	1,696
		8,849

Energy—2.6%
Chevron Corp.	6,348	993
Hess Corp.	7,567	1,116
		2,109

Financials—18.6%
Bank of Hawaii Corp.	36,670	2,098
PNC Financial Services Group, Inc. (The)	21,168	3,291
Prudential Financial, Inc.	10,791	1,265
Safety Insurance Group, Inc.	22,793	1,710
T. Rowe Price Group, Inc.	21,507	2,480
Zurich Insurance Group AG ADR	75,955	4,054
		14,898

Health Care—11.9%
AbbVie, Inc.	20,229	3,470
Johnson & Johnson	4,726	691
Merck & Co., Inc.	14,273	1,767
Pfizer, Inc.	64,886	1,815
Takeda Pharmaceutical Co., Ltd. Sponsored ADR	138,873	1,797
		9,540

Industrials—16.8%
BAE Systems plc Sponsored ADR	44,208	2,955
MSC Industrial Direct Co., Inc. Class A	37,895	3,005
Paychex, Inc.	12,549	1,488
Snap-on, Inc.	3,604	942
United Parcel Service, Inc. Class B	14,334	1,962
Watsco, Inc.	6,568	3,043
		13,395

	Shares	Value

Information Technology—12.6%
Broadcom, Inc.	1,230	$ 1,975
Cisco Systems, Inc.	43,607	2,072
International Business Machines Corp.	27,698	4,790
Texas Instruments, Inc.	6,318	1,229
		10,066

Materials—7.3%
Amcor plc	327,148	3,199
Eastman Chemical Co.	26,692	2,615
		5,814

Real Estate—1.6%
Getty Realty Corp.	47,231	1,259
Utilities—8.3%
Fortis, Inc.	96,625	3,753
Southern Co. (The)	37,323	2,895
		6,648

Total Common Stocks (Identified Cost $70,107)		79,365

Total Long-Term Investments—99.3% (Identified Cost $70,107)		79,365

TOTAL INVESTMENTS—99.3% (Identified Cost $70,107)		$79,365
Other assets and liabilities, net—0.7%		586
NET ASSETS—100.0%		$79,951

Abbreviation:
ADR	American Depositary Receipt
Country Weightings†
United States	80%
Switzerland	9
Canada	5
United Kingdom	4
Japan	2
Total	100%
† % of total investments as of June 30, 2024.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

KAR Equity Income Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
The following table summarizes the value of the Series’ investments as of June 30, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$79,365	$79,365
Total Investments	$79,365	$79,365
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2024.
There were no transfers into or out of Level 3 related to securities held at June 30, 2024.
See Notes to Financial Statements

KAR Small-Cap Growth Series
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—96.0%
Communication Services—12.7%
Auto Trader Group plc	539,500	$ 5,464
MediaAlpha, Inc. Class A(1)	83,398	1,098
Rightmove plc	500,465	3,397
		9,959

Consumer Discretionary—14.0%
Dream Finders Homes, Inc. Class A(1)	71,999	1,859
Fox Factory Holding Corp.(1)	67,383	3,247
Holley, Inc.(1)	215,721	773
Ollie’s Bargain Outlet Holdings, Inc.(1)	31,059	3,049
Revolve Group, Inc. Class A(1)	94,925	1,510
Smith Douglas Homes Corp. Class A(1)	25,929	606
		11,044

Consumer Staples—1.0%
PriceSmart, Inc.	10,200	828
Financials—32.6%
FactSet Research Systems, Inc.	5,399	2,204
Goosehead Insurance, Inc. Class A(1)	43,985	2,527
Morningstar, Inc.	20,784	6,149
Ryan Specialty Holdings, Inc. Class A	130,807	7,575
ServisFirst Bancshares, Inc.	57,131	3,610
Triumph Financial, Inc.(1)	44,012	3,598
		25,663

Health Care—4.0%
National Research Corp.	45,344	1,040
U.S. Physical Therapy, Inc.	22,536	2,083
		3,123

Industrials—13.1%
AAON, Inc.	70,350	6,137
Enerpac Tool Group Corp. Class A	85,194	3,253
Omega Flex, Inc.	17,408	893
		10,283

Information Technology—18.6%
Aspen Technology, Inc.(1)	8,897	1,767
BlackLine, Inc.(1)	34,090	1,652
	Shares	Value

Information Technology—continued
Endava plc Sponsored ADR(1)	72,356	$ 2,116
nCino, Inc.(1)	119,549	3,760
Novanta, Inc.(1)	11,135	1,816
NVE Corp.	6,250	467
Olo, Inc. Class A(1)	42,020	186
SPS Commerce, Inc.(1)	15,272	2,873
		14,637

Total Common Stocks (Identified Cost $49,569)		75,537

Total Long-Term Investments—96.0% (Identified Cost $49,569)		75,537

Short-Term Investment—0.7%
Money Market Mutual Fund—0.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.191%)(2)	553,780	554
Total Short-Term Investment (Identified Cost $554)		554

TOTAL INVESTMENTS—96.7% (Identified Cost $50,123)		$76,091
Other assets and liabilities, net—3.3%		2,611
NET ASSETS—100.0%		$78,702

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	86%
United Kingdom	14
Total	100%
† % of total investments as of June 30, 2024.
The following table summarizes the value of the Series’ investments as of June 30, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$75,537	$75,537
Money Market Mutual Fund	554	554
Total Investments	$76,091	$76,091
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2024.
There were no transfers into or out of Level 3 related to securities held at June 30, 2024.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

KAR Small-Cap Value Series
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—98.4%
Consumer Discretionary—15.3%
Cheesecake Factory, Inc. (The)	57,830	$ 2,272
Choice Hotels International, Inc.	16,587	1,974
Leslie’s, Inc.(1)	278,834	1,168
SiteOne Landscape Supply, Inc.(1)	14,231	1,728
Thor Industries, Inc.	26,613	2,487
		9,629

Consumer Staples—6.7%
National Beverage Corp.	42,688	2,187
WD-40 Co.	9,217	2,025
		4,212

Financials—26.5%
Bank of Hawaii Corp.	27,642	1,581
EVERTEC, Inc.	66,443	2,209
First Financial Bankshares, Inc.	24,012	709
Houlihan Lokey, Inc. Class A	28,553	3,850
Jack Henry & Associates, Inc.	7,040	1,169
Lakeland Financial Corp.	15,991	984
Primerica, Inc.	11,920	2,820
RLI Corp.	13,652	1,921
Stock Yards Bancorp, Inc.	30,336	1,507
		16,750

Health Care—3.4%
Azenta, Inc.(1)	41,109	2,163
Industrials—36.6%
Albany International Corp. Class A	17,883	1,510
Armstrong World Industries, Inc.	22,797	2,582
Construction Partners, Inc. Class A(1)	48,047	2,653
CSW Industrials, Inc.	4,343	1,152
	Shares	Value

Industrials—continued
Hillman Solutions Corp.(1)	274,574	$ 2,430
John Bean Technologies Corp.	22,018	2,091
Landstar System, Inc.	13,140	2,424
RBC Bearings, Inc.(1)	10,099	2,724
UniFirst Corp.	11,545	1,980
Watsco, Inc.	7,678	3,557
		23,103

Information Technology—1.5%
Badger Meter, Inc.	5,161	962
Materials—6.0%
HB Fuller Co.	30,541	2,351
Scotts Miracle-Gro Co. (The)	22,307	1,451
		3,802

Real Estate—2.4%
Getty Realty Corp.	56,985	1,519
Total Common Stocks (Identified Cost $39,170)		62,140

Total Long-Term Investments—98.4% (Identified Cost $39,170)		62,140

TOTAL INVESTMENTS—98.4% (Identified Cost $39,170)		$62,140
Other assets and liabilities, net—1.6%		994
NET ASSETS—100.0%		$63,134

Footnote Legend:
(1)	Non-income producing.
The following table summarizes the value of the Series’ investments as of June 30, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$62,140	$62,140
Total Investments	$62,140	$62,140
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2024.
There were no transfers into or out of Level 3 related to securities held at June 30, 2024.
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024
($ reported in thousands)

	Par Value	Value
U.S. Government Securities—1.9%
U.S. Treasury Bonds
4.250%, 2/15/54	$ 1,210	$ 1,152
4.625%, 5/15/54	550	558
Total U.S. Government Securities (Identified Cost $1,684)		1,710

Foreign Government Securities—6.9%
Arab Republic of Egypt
144A 7.500%, 1/31/27(1)	50	48
144A 7.600%, 3/1/29(1)	95	86
144A 8.500%, 1/31/47(1)	58	43
Benin Government International Bond 144A 7.960%, 2/13/38(1)	10	9
Bolivarian Republic of Venezuela 9.375%, 1/13/34(2)	360	67
Costa Rica Government
144A 6.550%, 4/3/34(1)	55	56
144A 7.300%, 11/13/54(1)	45	47
Dominican Republic 144A 4.875%, 9/23/32(1)	230	206
Federative Republic of Brazil
6.250%, 3/18/31	50	50
6.000%, 10/20/33	295	284
Finance Department Government of Sharjah 144A 4.000%, 7/28/50(1)	220	143
Hungary Government International Bond 144A 6.250%, 9/22/32(1)	180	185
Islamic Republic of Pakistan 144A 7.375%, 4/8/31(1)	125	98
Kingdom of Jordan 144A 5.850%, 7/7/30(1)	125	112
Kingdom of Morocco
144A 3.000%, 12/15/32(1)	100	80
144A 5.500%, 12/11/42(1)	90	79
Oman Government International Bond 144A 6.750%, 1/17/48(1)	125	127
Republic of Angola 144A 8.750%, 4/14/32(1)	120	106
Republic of Argentina 3.500%, 7/9/41(3)	584	229
Republic of Armenia 144A 3.600%, 2/2/31(1)	70	57
Republic of Colombia 8.000%, 11/14/35	180	185
Republic of Ecuador 144A 6.000%, 7/31/30(1)(3)	173	110
Republic of El Salvador 144A 7.650%, 6/15/35(1)	160	115
Republic of Gabon 144A 6.950%, 6/16/25(1)	20	18
Republic of Ghana 144A 8.125%, 3/26/32(1)(2)	85	44
	Par Value	Value

Foreign Government Securities—continued
Republic of Ivory Coast
144A 6.375%, 3/3/28(1)	$ 200	$ 193
144A 8.250%, 1/30/37(1)	55	53
Republic of Kenya 144A 8.000%, 5/22/32(1)	50	43
Republic of Nigeria 144A 7.375%, 9/28/33(1)	190	155
Republic of Panama
3.875%, 3/17/28	100	92
7.500%, 3/1/31	4	4
8.000%, 3/1/38	120	127
Republic of Philippines 3.700%, 3/1/41	200	162
Republic of Poland 4.875%, 10/4/33	200	195
Republic of Serbia 144A 6.500%, 9/26/33(1)	190	193
Republic of South Africa 5.875%, 6/22/30	185	176
Republic of Turkiye
7.625%, 4/26/29	265	271
9.125%, 7/13/30	385	420
Romania Government International Bond 144A 7.125%, 1/17/33(1)	170	179
Saudi International Bond
144A 4.875%, 7/18/33(1)	385	376
144A 4.500%, 10/26/46(1)	305	259
State of Qatar 144A 3.750%, 4/16/30(1)	130	124
Trinidad & Tobago Government International Bond 144A 6.400%, 6/26/34(1)	18	18
Ukraine Government RegS 7.750%, 9/1/26(2)(4)	125	39
United Mexican States
6.350%, 2/9/35	330	332
6.338%, 5/4/53	200	188
6.400%, 5/7/54	115	109
Total Foreign Government Securities (Identified Cost $6,533)		6,292

Mortgage-Backed Securities—19.1%
Agency—2.1%
Federal Home Loan Mortgage Corporation Pool #SD8343 6.000%, 7/1/53	279	280
Federal National Mortgage Association
Pool #FS4438 5.000%, 11/1/52	414	401
Pool #MA4785 5.000%, 10/1/52	422	408
Pool #MA4805 4.500%, 11/1/52	442	417
Pool #MA5072 5.500%, 7/1/53	421	415
		1,921

See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Non-Agency—17.0%
A&D Mortgage Trust 2023-NQM3, A1 144A 6.733%, 7/25/68(1)(3)	$ 276	$ 277
Ajax Mortgage Loan Trust 2022-B, A1 144A 3.500%, 3/27/62(1)(3)	416	391
American Homes 4 Rent Trust 2015-SFR2, C 144A 4.691%, 10/17/52(1)	340	334
Angel Oak Mortgage Trust 2023-1, A1 144A 4.750%, 9/26/67(1)(3)	316	309
Angel Oak SB Commercial Mortgage Trust 2020-SBC1, A1 144A 2.068%, 5/25/50(1)(3)	131	120
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(1)(3)	231	220
2019-2, A1 144A 3.347%, 4/25/49(1)(3)	104	99
BBCMS Mortgage Trust 2018-TALL, A (1 month Term SOFR + 0.919%, Cap N/A, Floor 0.872%) 144A 6.248%, 3/15/37(1)(3)	205	194
Benchmark Mortgage Trust 2023-B38, A2 5.626%, 4/15/56	115	114
BPR Trust 2022-OANA, A (1 month Term SOFR + 1.898%, Cap N/A, Floor 1.898%) 144A 7.227%, 4/15/37(1)(3)	360	360
BX Commercial Mortgage Trust 2024-XL5, A (1 month Term SOFR + 1.392%, Cap N/A, Floor 1.392%) 144A 6.720%, 3/15/41(1)(3)	336	334
BX Trust
2019-OC11, B 144A 3.605%, 12/9/41(1)	200	178
2019-OC11, D 144A 4.075%, 12/9/41(1)(3)	345	305
2022-CLS, A 144A 5.760%, 10/13/27(1)	329	325
Chase Mortgage Finance Corp.
2016-SH1, M2 144A 3.750%, 4/25/45(1)(3)	80	71
2016-SH2, M2 144A 3.750%, 12/25/45(1)(3)	115	103
CIM Trust 2022-R2, A1 144A 3.750%, 12/25/61(1)(3)	295	273
COLT Mortgage Loan Trust 2022-5, A1 144A 4.550%, 4/25/67(1)(3)	576	571
COMM Mortgage Trust 2013-300P, A1 144A 4.353%, 8/10/30(1)	350	329
CoreVest American Finance Issuer LLC 2021-RTL1, A1 144A 2.239%, 3/28/29(1)(3)	95	93
CoreVest American Finance Trust 2020-4, A 144A 1.174%, 12/15/52(1)	125	118
Credit Suisse Mortgage Capital Trust 2020-RPL4, A1 144A 2.000%, 1/25/60(1)(3)	180	157
Deephaven Residential Mortgage Trust 2022-1, A1 144A 2.205%, 1/25/67(1)(3)	132	117
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(1)(3)	17	16
2022-1, A1 144A 2.206%, 1/25/67(1)(3)	419	355
Extended Stay America Trust 2021-ESH, C (1 month Term SOFR + 1.814%, Cap N/A, Floor 1.700%) 144A 7.143%, 7/15/38(1)(3)	409	408
	Par Value	Value

Non-Agency—continued
FirstKey Homes Trust
2020-SFR1, B 144A 1.740%, 8/17/37(1)	$ 200	$ 191
2020-SFR2, B 144A 1.567%, 10/19/37(1)	335	317
Galton Funding Mortgage Trust 2018-1, A23 144A 3.500%, 11/25/57(1)(3)	18	16
Homes Trust 2023-NQM2, A1 144A 6.456%, 2/25/68(1)(3)	154	154
INTOWN Mortgage Trust 2022-STAY, A (1 month Term SOFR + 2.489%, Cap N/A, Floor 2.489%) 144A 7.818%, 8/15/39(1)(3)	276	277
JPMorgan Chase Mortgage Trust 2014-1, 2A12 144A 3.500%, 1/25/44(1)(3)	26	24
MetLife Securitization Trust
2017-1A, M1 144A 3.469%, 4/25/55(1)(3)	150	132
2019-1A, A1A 144A 3.750%, 4/25/58(1)(3)	62	60
MFA Trust
2022-INV2, A1 144A 4.950%, 7/25/57(1)(3)	328	322
2022-NQM2, A1 144A 4.000%, 5/25/67(1)(3)	117	112
Mill City Mortgage Loan Trust
2017-1, M2 144A 3.250%, 11/25/58(1)(3)	100	96
2017-3, B1 144A 3.250%, 1/25/61(1)(3)	204	174
2019-1, M2 144A 3.500%, 10/25/69(1)(3)	165	147
MIRA Trust 2023-MILE, A 144A 6.755%, 6/10/38(1)	285	293
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(1)(3)	70	65
2015-2A, A1 144A 3.750%, 8/25/55(1)(3)	51	47
2016-1A, A1 144A 3.750%, 3/25/56(1)(3)	43	40
2016-3A, B1 144A 4.000%, 9/25/56(1)(3)	207	192
2016-4A, B1A 144A 4.500%, 11/25/56(1)(3)	200	191
2017-2A, A3 144A 4.000%, 3/25/57(1)(3)	375	353
2019-RPL2, M2 144A 3.750%, 2/25/59(1)(3)	220	190
2021-NQ2R, A1 144A 0.941%, 10/25/58(1)(3)	43	39
2018-1A, A1A 144A 4.000%, 12/25/57(1)(3)	290	274
NLT Trust 2021-INV2, A1 144A 1.162%, 8/25/56(1)(3)	144	119
OBX Trust 2023-NQM9, A1 144A 7.159%, 10/25/63(1)(3)	131	134
ORL Trust 2023-GLKS, A (1 month Term SOFR + 2.350%, Cap N/A, Floor 2.350%) 144A 7.679%, 10/19/36(1)(3)	247	247
Palisades Mortgage Loan Trust 2021-RTL1, A1 144A 3.487%, 6/25/26(1)(3)	84	84
Preston Ridge Partners Mortgage LLC 2021-RPL1, A1 144A 1.319%, 7/25/51(1)(3)	54	48
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Progress Residential Trust 2021-SFR3, D 144A 2.288%, 5/17/26(1)	$ 115	$ 106
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(1)(3)	84	70
Sequoia Mortgage Trust 2013-8, B1 3.480%, 6/25/43(3)	34	32
Starwood Mortgage Residential Trust 2021-3, A3 144A 1.518%, 6/25/56(1)(3)	48	40
Towd Point Mortgage Trust
2016-1, M1 144A 3.500%, 2/25/55(1)(3)	26	26
2016-4, B1 144A 4.040%, 7/25/56(1)(3)	300	283
2017-1, M1 144A 3.750%, 10/25/56(1)(3)	135	129
2017-4, A2 144A 3.000%, 6/25/57(1)(3)	405	368
2018-2, A2 144A 3.500%, 3/25/58(1)(3)	195	183
2018-6, A2 144A 3.750%, 3/25/58(1)(3)	710	638
2019-2, A2 144A 3.750%, 12/25/58(1)(3)	290	259
2019-4, A2 144A 3.250%, 10/25/59(1)(3)	215	189
2021-1, A2 144A 2.750%, 11/25/61(1)(3)	230	187
2017-6, A2 144A 3.000%, 10/25/57(1)(3)	200	185
Tricon American Homes Trust
2019-SFR1, C 144A 3.149%, 3/17/38(1)	235	224
2020-SFR2, D 144A 2.281%, 11/17/39(1)	225	199
Tricon Residential Trust 2021-SFR1, B 144A 2.244%, 7/17/38(1)	160	149
VCAT LLC
2021-NPL3, A1 144A 4.743%, 5/25/51(1)(3)	56	55
2021-NPL4, A1 144A 1.868%, 8/25/51(1)(3)	81	80
Verus Securitization Trust
2022-5, A1 144A 3.800%, 4/25/67(1)(3)	306	286
2022-6, A1 144A 4.910%, 6/25/67(1)(3)	227	224
2022-6, A3 144A 4.910%, 6/25/67(1)(3)	235	229
2022-7, A1 144A 5.152%, 7/25/67(1)(3)	165	163
2023-8, A1 144A 6.259%, 12/25/68(1)(3)	258	259
Visio Trust 2020-1R, A2 144A 1.567%, 11/25/55(1)	31	28
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	347	340
	Par Value	Value

Non-Agency—continued
Wells Fargo Mortgage Backed Securities Trust 2020-4, A1 144A 3.000%, 7/25/50(1)(3)	$ 49	$ 41
		15,481

Total Mortgage-Backed Securities (Identified Cost $18,280)		17,402

Asset-Backed Securities—17.4%
Automobiles—7.5%
ACC Auto Trust 2021-A, C 144A 3.790%, 4/15/27(1)	99	99
ACM Auto Trust 2023-2A, A 144A 7.970%, 6/20/30(1)	69	70
AmeriCredit Automobile Receivables Trust 2020-3, C 1.060%, 8/18/26	195	192
Arivo Acceptance Auto Loan Receivables Trust
2022-2A, A 144A 6.900%, 1/16/29(1)	132	132
2024-1A, B 144A 6.870%, 6/17/30(1)	267	268
Avid Automobile Receivables Trust 2023-1, A 144A 6.630%, 7/15/26(1)	34	34
Avis Budget Rental Car Funding LLC (AESOP) 2020-2A, A 144A 2.020%, 2/20/27(1)	285	271
Carvana Auto Receivables Trust
2019-3A, E 144A 4.600%, 7/15/26(1)	83	83
2022-N1, C 144A 3.320%, 12/11/28(1)	53	51
2023-N1, C 144A 5.920%, 7/10/29(1)	280	280
2023-N4, C 144A 6.590%, 2/11/30(1)	275	280
2024-N1, B 144A 5.630%, 5/10/30(1)	300	300
Credit Acceptance Auto Loan Trust 2024-1A, A 144A 5.680%, 3/15/34(1)	183	183
DT Auto Owner Trust 2023-1A, D 144A 6.440%, 11/15/28(1)	286	287
Exeter Automobile Receivables Trust 2023-3A, D 6.680%, 4/16/29	272	276
FHF Trust 2023-1A, A2 144A 6.570%, 6/15/28(1)	155	156
Flagship Credit Auto Trust 2020-3, C 144A 1.730%, 9/15/26(1)	100	98
Foursight Capital Automobile Receivables Trust 2021-2, C 144A 1.570%, 7/15/27(1)	230	225
GLS Auto Receivables Issuer Trust
2019-4A, D 144A 4.090%, 8/17/26(1)	226	225
2020-3A, D 144A 2.270%, 5/15/26(1)	54	54
2022-2A, D 144A 6.150%, 4/17/28(1)	290	290
2023-1A, B 144A 6.190%, 6/15/27(1)	324	324
Hertz Vehicle Financing LLC 2021-1A, A 144A 1.210%, 12/26/25(1)	290	286
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Automobiles—continued
LAD Auto Receivables Trust 2021-1A, D 144A 3.990%, 11/15/29(1)	$ 290	$ 281
Lendbuzz Securitization Trust
2022-1A, A 144A 4.220%, 5/17/27(1)	116	115
2023-2A, A2 144A 7.090%, 10/16/28(1)	170	172
Lobel Automobile Receivables Trust 2023-1, B 144A 7.050%, 9/15/28(1)	230	230
Merchants Fleet Funding LLC 2023-1A, A 144A 7.210%, 5/20/36(1)	196	198
SAFCO Auto Receivables Trust 2024-1A, B 144A 6.310%, 11/20/28(1)	235	235
Santander Drive Auto Receivables Trust 2023-1, B 4.980%, 2/15/28	275	273
U.S. Bank N.A. 2023-1, B 144A 6.789%, 8/25/32(1)	183	183
United Auto Credit Securitization Trust 2024-1, C 144A 7.060%, 10/10/29(1)	235	236
Veridian Auto Receivables Trust 2023-1A, A4 144A 5.590%, 12/15/28(1)	270	269
Veros Auto Receivables Trust 2024-1, C 144A 7.570%, 12/15/28(1)	235	236
		6,892

Consumer Loans—1.6%
ACHV ABS Trust
2023-3PL, B 144A 7.170%, 8/19/30(1)	148	149
2024-1PL, A 144A 5.900%, 4/25/31(1)	160	160
Affirm Asset Securitization Trust 2023-B, A 144A 6.820%, 9/15/28(1)	232	235
OneMain Financial Issuance Trust 2022-3A, A 144A 5.940%, 5/15/34(1)	283	284
Oportun Issuance Trust 2021-C, A 144A 2.180%, 10/8/31(1)	290	275
Reach ABS Trust 2024-1A, B 144A 6.290%, 2/18/31(1)	285	285
Republic Finance Issuance Trust 2020-A, A 144A 2.470%, 11/20/30(1)	49	48
		1,436

Credit Card—0.6%
Avant Credit Card Master Trust 2021-1A, A 144A 1.370%, 4/15/27(1)	290	284
Mercury Financial Credit Card Master Trust 2023-1A, A 144A 8.040%, 9/20/27(1)	285	287
		571

Other—7.7%
Adams Outdoor Advertising LP 2023-1, A2 144A 6.967%, 7/15/53(1)	230	238
Amur Equipment Finance Receivables IX LLC 2021-1A, C 144A 1.750%, 6/21/27(1)	345	339
Applebee’s Funding LLC 2023-1A, A2 144A 7.824%, 3/5/53(1)	218	225
Aqua Finance Trust 2019-A, C 144A 4.010%, 7/16/40(1)	233	216
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(1)	322	299
	Par Value	Value

Other—continued
Auxilior Term Funding LLC 2023-1A, D 144A 7.270%, 12/16/30(1)	$ 160	$ 161
BHG Securitization Trust 2024-1CON, A 144A 5.810%, 4/17/35(1)	220	221
BXG Receivables Note Trust 2020-A, B 144A 2.490%, 2/28/36(1)	105	97
Cajun Global LLC 2021-1, A2 144A 3.931%, 11/20/51(1)	340	309
CCG Receivables Trust 2023-1, A2 144A 5.820%, 9/16/30(1)	203	204
CF Hippolyta Issuer LLC 2020-1, A1 144A 1.690%, 7/15/60(1)	202	192
Commercial Equipment Finance LLC 2024-1A, A 144A 5.970%, 7/16/29(1)	274	274
Dext ABS LLC 2023-1, A2 144A 5.990%, 3/15/32(1)	191	190
Diamond Resorts Owner Trust 2021-1A, B 144A 2.050%, 11/21/33(1)	53	50
FAT Brands Royalty LLC 2021-1A, A2 144A 5.750%, 4/25/51(1)	286	242
Five Guys Holdings, Inc. 2023-1A, A2 144A 7.549%, 1/26/54(1)	230	238
Foundation Finance Trust 2021-1A, A 144A 1.270%, 5/15/41(1)	88	80
Hardee’s Funding LLC 2024-1A, A2 144A 7.253%, 3/20/54(1)	249	250
HIN Timeshare Trust 2020-A, C 144A 3.420%, 10/9/39(1)	99	92
Jack in the Box Funding LLC 2022-1A, A2I 144A 3.445%, 2/26/52(1)	258	240
Jersey Mike’s Funding LLC 2019-1A, A2 144A 4.433%, 2/15/50(1)	213	205
Lendmark Funding Trust 2021-1A, A 144A 1.900%, 11/20/31(1)	290	266
Mariner Finance Issuance Trust 2020-AA, A 144A 2.190%, 8/21/34(1)	57	56
MetroNet Infrastructure Issuer LLC 2024-1A, A2 144A 6.230%, 4/20/54(1)	210	212
Momnt Technologies Trust 2023-1A, A 144A 6.920%, 3/20/45(1)	188	189
MVW LLC 2024-1A, A 144A 5.320%, 2/20/43(1)	269	268
Octane Receivables Trust 2023-3A, C 144A 6.740%, 8/20/29(1)	211	215
Pawneee Equipment Receivables LLC 2022-1, B 144A 5.400%, 7/17/28(1)	245	240
PEAC Solutions Receivables LLC 2024-1A, B 144A 5.790%, 11/20/30(1)(5)	235	234
PowerPay Issuance Trust 2024-1A, A 144A 6.530%, 2/18/39(1)	174	175
Progress Residential Trust 2021-SFR6, D 144A 2.225%, 7/17/38(1)	175	162
Purchasing Power Funding LLC 2024-A, B 144A 6.430%, 8/15/28(1)	290	290
VFI ABS LLC 2022-1A, B 144A 3.040%, 7/24/28(1)	360	355
		7,024

Total Asset-Backed Securities (Identified Cost $16,140)		15,923

See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Corporate Bonds and Notes—39.3%
Communication Services—1.4%
Altice France Holding S.A. 144A 6.000%, 2/15/28(1)	$ 245	$ 80
CCO Holdings LLC
144A 6.375%, 9/1/29(1)	24	23
144A 4.750%, 3/1/30(1)	135	117
CMG Media Corp. 144A 8.875%, 12/15/27(1)	150	86
CSC Holdings LLC 144A 11.750%, 1/31/29(1)	200	171
CT Trust 144A 5.125%, 2/3/32(1)	115	102
DISH DBS Corp.
5.875%, 11/15/24	55	52
7.750%, 7/1/26	120	74
Gray Television, Inc. 144A 7.000%, 5/15/27(1)	145	133
Level 3 Financing, Inc.
144A 4.250%, 7/1/28(1)	155	58
144A 3.625%, 1/15/29(1)	60	18
Millennium Escrow Corp. 144A 6.625%, 8/1/26(1)	160	83
Rackspace Technology Global, Inc. 144A 5.375%, 12/1/28(1)	175	48
Sprint Capital Corp. 8.750%, 3/15/32	190	229
Telesat Canada 144A 6.500%, 10/15/27(1)	90	28
		1,302

Consumer Discretionary—1.9%
Amer Sports Co. 144A 6.750%, 2/16/31(1)(6)	10	10
Ashtead Capital, Inc. 144A 5.500%, 8/11/32(1)	200	195
Ashton Woods USA LLC 144A 4.625%, 4/1/30(1)	225	201
Choice Hotels International, Inc. 5.850%, 8/1/34	70	69
Ford Motor Credit Co. LLC 7.350%, 3/6/30	200	212
Meritage Homes Corp. 144A 3.875%, 4/15/29(1)	210	193
Newell Brands, Inc. 6.625%, 9/15/29(6)	144	141
Nissan Motor Acceptance Co. LLC 144A 7.050%, 9/15/28(1)	85	88
Ontario Gaming GTA LP 144A 8.000%, 8/1/30(1)	105	108
PetSmart, Inc. 144A 7.750%, 2/15/29(1)	55	54
Prime Security Services Borrower LLC 144A 6.250%, 1/15/28(1)	140	138
Royal Caribbean Cruises Ltd. 144A 9.250%, 1/15/29(1)	7	7
Tapestry, Inc. 7.850%, 11/27/33	175	184
Wand NewCo 3, Inc. 144A 7.625%, 1/30/32(1)	5	5
	Par Value	Value

Consumer Discretionary—continued
Weekley Homes LLC 144A 4.875%, 9/15/28(1)	$ 115	$ 107
		1,712

Consumer Staples—1.4%
BAT Capital Corp. 7.750%, 10/19/32	220	247
Central American Bottling Corp. 144A 5.250%, 4/27/29(1)	90	84
Herbalife Nutrition Ltd. 144A 7.875%, 9/1/25(1)	27	26
Kronos Acquisition Holdings, Inc.
144A 7.000%, 12/31/27(1)	80	83
144A 8.250%, 6/30/31(1)	120	120
144A 10.750%, 6/30/32(1)	145	139
Minerva Luxembourg S.A. 144A 8.875%, 9/13/33(1)	155	161
Pilgrim’s Pride Corp. 6.250%, 7/1/33	224	228
Sigma Holdco B.V. 144A 7.875%, 5/15/26(1)	105	104
Triton Water Holdings, Inc. 144A 6.250%, 4/1/29(1)	85	82
		1,274

Energy—6.3%
Alliance Resource Operating Partners LP 144A 8.625%, 6/15/29(1)	100	103
Ascent Resources Utica Holdings LLC 144A 8.250%, 12/31/28(1)	165	169
Blue Racer Midstream LLC 144A 7.250%, 7/15/32(1)	25	26
BP Capital Markets plc 4.875% (7)	305	287
Civitas Resources, Inc. 144A 8.750%, 7/1/31(1)	95	102
Columbia Pipelines Operating Co. LLC
144A 6.036%, 11/15/33(1)	170	174
144A 6.714%, 8/15/63(1)	55	58
Coronado Finance Pty Ltd. 144A 10.750%, 5/15/26(1)	184	191
CrownRock LP 144A 5.625%, 10/15/25(1)	110	110
CVR Energy, Inc. 144A 8.500%, 1/15/29(1)	145	146
Ecopetrol S.A.
4.625%, 11/2/31	30	25
8.875%, 1/13/33	185	191
Energy Transfer LP
Series G 7.125%(7)	95	94
Series H 6.500%(7)	95	94
EQM Midstream Partners LP 144A 6.375%, 4/1/29(1)	40	40
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(1)	310	258
Genesis Energy LP 8.875%, 4/15/30	135	142
Greensaif Pipelines Bidco S.a.r.l. 144A 6.129%, 2/23/38(1)	50	51
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Energy—continued
Helix Energy Solutions Group, Inc. 144A 9.750%, 3/1/29(1)	$ 125	$ 133
International Petroleum Corp. 144A, RegS 7.250%, 2/1/27(1)(4)	200	196
KazMunayGas National Co. JSC 144A 6.375%, 10/24/48(1)	295	278
Kinder Morgan, Inc. 7.750%, 1/15/32	245	276
Magnolia Oil & Gas Operating LLC 144A 6.000%, 8/1/26(1)	125	124
Mesquite Energy, Inc. 144A 7.250%, 2/15/23(1)	120	5
Nabors Industries Ltd. 144A 7.250%, 1/15/26(1)	70	71
Northriver Midstream Finance LP 144A 5.625%, 2/15/26(1)	130	130
Occidental Petroleum Corp. 6.125%, 1/1/31	135	138
Pertamina Persero PT 144A 2.300%, 2/9/31(1)	245	203
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(1)(2)	250	30
Petroleos Mexicanos
6.500%, 3/13/27	195	186
6.700%, 2/16/32	115	96
7.690%, 1/23/50	115	83
Petronas Capital Ltd. 144A 3.500%, 4/21/30(1)	115	105
Plains All American Pipeline LP 5.700%, 9/15/34	215	213
Pluspetrol Camisea S.A. 144A 6.240%, 7/3/36(1)	20	20
State Oil Co. of the Azerbaijan Republic RegS 6.950%, 3/18/30(4)	200	204
Teine Energy Ltd. 144A 6.875%, 4/15/29(1)	115	112
Transcanada Trust 5.600%, 3/7/82	255	231
Transocean, Inc.
144A 8.250%, 5/15/29(1)	25	25
144A 8.750%, 2/15/30(1)	86	90
144A 8.500%, 5/15/31(1)	40	40
Venture Global Calcasieu Pass LLC
144A 3.875%, 8/15/29(1)	15	14
144A 4.125%, 8/15/31(1)	100	90
Venture Global LNG, Inc. 144A 9.875%, 2/1/32(1)	180	196
Western Midstream Operating LP 5.250%, 2/1/50	215	188
		5,738

Financials—14.5%
Acrisure LLC
144A 8.250%, 2/1/29(1)	60	60
144A 6.000%, 8/1/29(1)	95	88
AerCap Ireland Capital DAC
2.450%, 10/29/26	150	140
3.300%, 1/30/32	110	94
Allianz SE 144A 6.350%, 9/6/53(1)	200	206
Allstate Corp. (The) Series B (3 month Term SOFR + 3.200%) 8.522%, 8/15/53(3)	230	230
	Par Value	Value

Financials—continued
Altice Financing S.A. 144A 5.000%, 1/15/28(1)	$ 240	$ 182
American Express Co. 5.625%, 7/28/34	185	185
Apollo Debt Solutions BDC 144A 6.900%, 4/13/29(1)	190	191
Ascot Group Ltd. 144A 4.250%, 12/15/30(1)	285	237
Aston Martin Capital Holdings Ltd. 144A 10.000%, 3/31/29(1)	145	143
Banco de Credito del Peru S.A.
144A 3.125%, 7/1/30(1)	137	132
RegS 3.125%, 7/1/30(4)	34	33
Banco de Credito e Inversiones S.A. 144A 8.750% (1)(7)	130	137
Banco Mercantil del Norte S.A. 144A 6.625% (1)(7)	255	224
Bank of America Corp.
5.015%, 7/22/33	135	132
2.482%, 9/21/36	295	235
Bank of New York Mellon Corp. (The)
5.834%, 10/25/33	145	150
Series G 4.700%(7)	165	162
Barclays plc 7.437%, 11/2/33	200	220
BBVA Bancomer S.A. 144A 5.125%, 1/18/33(1)	205	187
Blackstone Private Credit Fund 2.625%, 12/15/26	155	142
Block, Inc. 144A 6.500%, 5/15/32(1)	75	76
Blue Owl Credit Income Corp.
4.700%, 2/8/27	129	123
6.650%, 3/15/31	50	49
Blue Owl Finance LLC 144A 3.125%, 6/10/31(1)	245	204
BNSF Funding Trust I 6.613%, 12/15/55	185	185
BPCE S.A. 144A 7.003%, 10/19/34(1)	250	267
BroadStreet Partners, Inc. 144A 5.875%, 4/15/29(1)	120	112
Brookfield Finance, Inc. 6.350%, 1/5/34	230	241
Capital One Financial Corp. 2.359%, 7/29/32	125	98
Charles Schwab Corp. (The) Series H 4.000% (7)	285	243
Citigroup, Inc.
3.980%, 3/20/30	250	236
6.174%, 5/25/34	122	124
Citizens Financial Group, Inc. 5.841%, 1/23/30	98	98
Corebridge Financial, Inc. 6.875%, 12/15/52	360	363
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(1)	345	328
Export-Import Bank Korea 5.125%, 1/11/33	120	121
F&G Annuities & Life, Inc. 6.500%, 6/4/29	140	139
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Financials—continued
Fifth Third Bancorp 4.337%, 4/25/33	$ 155	$ 141
Foundry JV Holdco LLC 144A 6.250%, 1/25/35(1)	235	240
GGAM Finance Ltd. 144A 6.875%, 4/15/29(1)	105	107
Global Atlantic Fin Co.
144A 7.950%, 6/15/33(1)	142	156
144A 7.950%, 10/15/54(1)	45	45
Goldman Sachs Group, Inc. (The)
1.992%, 1/27/32	115	93
6.450%, 5/1/36	85	91
Grifols S.A. 144A 4.750%, 10/15/28(1)(6)	120	104
Hannon Armstrong Sustainable Infrastructure Capital, Inc. 144A 6.375%, 7/1/34(1)	175	171
HUB International Ltd. 144A 7.375%, 1/31/32(1)	25	25
Huntington Bancshares, Inc. 2.550%, 2/4/30	175	150
ION Trading Technologies S.a.r.l. 144A 9.500%, 5/30/29(1)	75	76
JPMorgan Chase & Co.
2.956%, 5/13/31	270	237
1.953%, 2/4/32	350	285
KeyCorp 6.401%, 3/6/35	185	188
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	100	95
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(1)	145	136
Liberty Mutual Insurance Co. 144A 8.500%, 5/15/25(1)	25	25
Lincoln National Corp. (3 month Term SOFR + 2.302%) 7.626%, 4/20/67(3)	41	31
Melco Resorts Finance Ltd. 144A 7.625%, 4/17/32(1)	155	154
Merlin Entertainments Group U.S. Holdings, Inc. 144A 7.375%, 2/15/31(1)	120	122
MetLife, Inc. Series G 3.850% (7)	195	189
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(1)	195	184
Morgan Stanley
6.342%, 10/18/33	90	95
5.948%, 1/19/38	152	151
MSCI, Inc. 144A 3.625%, 9/1/30(1)	191	171
National Rural Utilities Cooperative Finance Corp. (3 month Term SOFR + 3.172%) 8.501%, 4/30/43(3)	139	139
Nationstar Mortgage Holdings, Inc. 144A 5.750%, 11/15/31(1)	110	103
NatWest Group plc 6.475%, 6/1/34	200	203
New Red Finance, Inc. 144A 6.125%, 6/15/29(1)	35	35
Nippon Life Insurance Co. 144A 6.250%, 9/13/53(1)	200	206
Nomura Holdings, Inc. 5.783%, 7/3/34	155	154
	Par Value	Value

Financials—continued
Northern Trust Corp. 6.125%, 11/2/32(6)	$ 135	$ 142
Nuveen LLC 144A 5.850%, 4/15/34(1)	240	241
Panther Escrow Issuer LLC 144A 7.125%, 6/1/31(1)	15	15
Prudential Financial, Inc.
5.125%, 3/1/52	73	68
6.750%, 3/1/53	145	148
Societe Generale S.A. 144A 6.066%, 1/19/35(1)	200	198
State Street Corp.
4.821%, 1/26/34	151	146
Series I 6.700%(7)	120	121
Synchrony Financial
4.875%, 6/13/25	45	45
3.700%, 8/4/26	59	56
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	345	313
Toronto-Dominion Bank (The) 8.125%, 10/31/82	235	244
UBS Group AG 144A 4.988%, 8/5/33(1)	220	210
Wells Fargo & Co.
5.389%, 4/24/34	140	138
Series BB 3.900%(7)	305	292
Series U 5.875%(3)(7)	90	90
		13,286

Health Care—2.5%
Amgen, Inc.
5.250%, 3/2/33	65	65
5.650%, 3/2/53	52	51
Catalent Pharma Solutions, Inc. 144A 3.500%, 4/1/30(1)	160	153
Community Health Systems, Inc. 144A 4.750%, 2/15/31(1)	125	98
Concentra Escrow Issuer Corp. 144A 6.875%, 7/15/32(1)	20	20
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	260	227
Endo Finance Holdings, Inc. 144A 8.500%, 4/15/31(1)	10	10
HCA, Inc. 5.500%, 6/1/33	225	223
Illumina, Inc. 2.550%, 3/23/31	290	240
LifePoint Health, Inc.
144A 9.875%, 8/15/30(1)	180	192
144A 10.000%, 6/1/32(1)	60	61
Medline Borrower LP
144A 6.250%, 4/1/29(1)	35	36
144A 5.250%, 10/1/29(1)	105	100
ModivCare, Inc. 144A 5.875%, 11/15/25(1)	35	36
Par Pharmaceutical, Inc. 7.500%, 4/1/27(5)	85	—
Smith & Nephew plc 5.400%, 3/20/34	190	187
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Health Care—continued
Universal Health Services, Inc. 2.650%, 1/15/32	$ 305	$ 249
Viatris, Inc. 2.700%, 6/22/30	200	170
Zimmer Biomet Holdings, Inc. 3.550%, 3/20/30	205	187
		2,305

Industrials—3.5%
Adani Ports & Special Economic Zone Ltd. 144A 4.375%, 7/3/29(1)	179	160
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(1)	200	196
Aviation Capital Group LLC 144A 3.500%, 11/1/27(1)	205	192
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(1)	188	183
Boeing Co. (The)
3.750%, 2/1/50	85	56
5.805%, 5/1/50	50	45
5.930%, 5/1/60	69	62
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 9/15/36(1)	197	170
CoStar Group, Inc. 144A 2.800%, 7/15/30(1)	345	292
Delta Air Lines Pass-Through Trust 2015-1, AA 3.625%, 1/30/29	179	171
DP World Ltd. 144A 6.850%, 7/2/37(1)	20	22
Fortress Transportation & Infrastructure Investors LLC
144A 7.000%, 5/1/31(1)	95	97
144A 7.000%, 6/15/32(1)	20	20
Global Infrastructure Solutions, Inc. 144A 7.500%, 4/15/32(1)	115	113
Hertz Corp. (The)
144A 4.625%, 12/1/26(1)(6)	155	112
144A 5.000%, 12/1/29(1)(6)	70	43
Icahn Enterprises LP
6.250%, 5/15/26	75	74
5.250%, 5/15/27	25	23
LBM Acquisition LLC 144A 6.250%, 1/15/29(1)	110	97
Masterbrand, Inc. 144A 7.000%, 7/15/32(1)	15	15
Regal Rexnord Corp. 6.400%, 4/15/33	275	281
Sempra Infrastructure Partners LP 144A 3.250%, 1/15/32(1)	297	245
TransDigm, Inc. 144A 6.625%, 3/1/32(1)	20	20
United Airlines Pass-Through Trust 2023-1, A 5.800%, 7/15/37	184	187
Veralto Corp. 144A 5.450%, 9/18/33(1)	195	195
VistaJet Malta Finance plc 144A 9.500%, 6/1/28(1)(6)	95	83
		3,154

Information Technology—1.0%
Booz Allen Hamilton, Inc. 144A 4.000%, 7/1/29(1)	140	131
	Par Value	Value

Information Technology—continued
CommScope Technologies LLC 144A 6.000%, 6/15/25(1)	$ 100	$ 82
Consensus Cloud Solutions, Inc. 144A 6.500%, 10/15/28(1)(6)	40	37
Insight Enterprises, Inc. 144A 6.625%, 5/15/32(1)	10	10
Leidos, Inc. 2.300%, 2/15/31	285	235
Rocket Software, Inc. 144A 9.000%, 11/28/28(1)	75	76
Viasat, Inc. 144A 5.625%, 9/15/25(1)	180	175
Vontier Corp. 2.950%, 4/1/31	225	187
		933

Materials—2.3%
ASP Unifrax Holdings, Inc. 144A 5.250%, 9/30/28(1)	230	126
Bayport Polymers LLC 144A 5.140%, 4/14/32(1)	260	241
Berry Global, Inc. 144A 5.650%, 1/15/34(1)	130	127
Corp. Nacional del Cobre de Chile 144A 5.950%, 1/8/34(1)	200	199
Glencore Funding LLC 144A 5.634%, 4/4/34(1)	90	89
Graham Packaging Co., Inc. 144A 7.125%, 8/15/28(1)	215	203
Illuminate Buyer LLC 144A 9.000%, 7/1/28(1)	145	146
INEOS Quattro Finance 2 plc
144A 3.375%, 1/15/26(1)	97	92
144A 9.625%, 3/15/29(1)	200	212
LSB Industries, Inc. 144A 6.250%, 10/15/28(1)	175	169
Mauser Packaging Solutions Holding Co. 144A 9.250%, 4/15/27(1)	100	100
Sealed Air Corp. 144A 6.500%, 7/15/32(1)	45	45
Taseko Mines Ltd. 144A 8.250%, 5/1/30(1)	130	133
Trivium Packaging Finance B.V. 144A 8.500%, 8/15/27(1)	170	169
WR Grace Holdings LLC 144A 5.625%, 8/15/29(1)	45	41
		2,092

Real Estate—1.3%
EPR Properties
4.750%, 12/15/26	130	126
3.600%, 11/15/31	150	125
GLP Capital LP
5.250%, 6/1/25	110	109
3.250%, 1/15/32	24	20
6.750%, 12/1/33	105	110
Office Properties Income Trust 144A 9.000%, 9/30/29(1)	259	203
Sabra Health Care LP 3.200%, 12/1/31	175	145
Safehold GL Holdings LLC 6.100%, 4/1/34	190	188
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Real Estate—continued
VICI Properties LP
5.125%, 5/15/32	$ 125	$ 119
144A 4.625%, 6/15/25(1)	25	25
144A 5.750%, 2/1/27(1)	40	40
		1,210

Utilities—3.2%
AES Corp. (The) 7.600%, 1/15/55	95	96
CMS Energy Corp. 4.750%, 6/1/50	295	270
Dominion Energy, Inc. Series B 7.000%, 6/1/54	205	213
Electricite de France S.A. 144A 6.900%, 5/23/53(1)	200	213
Enel Finance International N.V. 144A 7.500%, 10/14/32(1)	200	221
Entergy Corp. 7.125%, 12/1/54	190	188
Ferrellgas LP
144A 5.375%, 4/1/26(1)	45	44
144A 5.875%, 4/1/29(1)	45	41
KeySpan Gas East Corp. 144A 5.994%, 3/6/33(1)	270	272
NGL Energy Operating LLC
144A 8.125%, 2/15/29(1)	30	31
144A 8.375%, 2/15/32(1)	50	51
NRG Energy, Inc. 144A 7.000%, 3/15/33(1)	306	323
PacifiCorp 5.800%, 1/15/55	190	184
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 144A 4.125%, 5/15/27(1)	320	308
Southern Co. (The) Series 21-A 3.750%, 9/15/51	307	288
Vistra Corp. 144A 8.000% (1)(7)	90	91
Vistra Operations Co. LLC 144A 6.875%, 4/15/32(1)	100	102
		2,936

Total Corporate Bonds and Notes (Identified Cost $37,433)		35,942

Leveraged Loans—13.7%
Aerospace—0.7%
Amentum Government Services Holdings LLC (1 month Term SOFR + 4.000%) 9.344%, 2/15/29(3)	64	64
Brown Group Holding LLC (1 month Term SOFR + 2.850%) 8.194%, 6/7/28(3)	150	150
Dynasty Acquisition Co., Inc.
2024, Tranche B-1 (1 month Term SOFR + 3.500%) 8.844%, 8/24/28(3)	62	63
2024, Tranche B-2 (1 month Term SOFR + 3.500%) 8.844%, 8/24/28(3)	24	24
Mileage Plus Holdings LLC (3 month Term SOFR + 5.400%) 10.744%, 6/21/27(3)	72	73
	Par Value	Value

Aerospace—continued
Peraton Corp. Tranche B, First Lien (1 month Term SOFR + 3.850%) 9.194%, 2/1/28(3)	$ 158	$ 158
TransDigm, Inc. Tranche I (3 month Term SOFR + 2.750%) 8.085%, 8/24/28(3)	136	136
		668

Chemicals—0.7%
INEOS U.S. Finance LLC Tranche B (1 month Term SOFR + 3.250%) 8.597%, 2/18/30(3)	250	248
Innophos Holdings, Inc. (1 month Term SOFR + 3.864%) 9.208%, 2/5/27(3)	99	99
LSF11 A5 Holdco LLC 2024 (1 month Term SOFR + 3.614%) 8.958%, 10/15/28(3)	74	74
Lummus Technology Holdings V LLC 2024, Tranche B (1 month Term SOFR + 3.614%) 8.958%, 12/31/29(3)	40	40
Starfruit Finco B.V. Tranche B (3 month Term SOFR + 3.500%) 8.826%, 4/3/28(3)	80	80
Windsor Holdings III LLC 2024, Tranche B (1 month Term SOFR + 4.000%) 9.339%, 8/1/30(3)	124	124
		665

Consumer Durables—0.1%
Gloves Buyer, Inc. First Lien (1 month Term SOFR + 4.114%) 9.458%, 12/29/27(3)	105	104
Consumer Non-Durables—0.3%
DS Parent, Inc. Tranche B (3 month Term SOFR + 5.500%) 10.835%, 1/31/31(3)	60	60
Kronos Acquisition Holdings, Inc. Tranche B-1 (1 month Term SOFR + 4.012%) 9.356%, 12/22/26(3)	138	138
Osmosis Buyer Ltd. 2023, Tranche B (1 month Term SOFR + 4.250%) 9.579% - 9.594%, 7/31/28(3)	59	59
Simply Good Foods USA, Inc. Tranche B (1 month Term SOFR + 2.600%) 7.944%, 3/17/27(3)	32	31
		288

Energy—0.5%
AL GCX Holdings LLC (1 month Term SOFR + 3.250%) 8.578%, 5/17/29(3)	15	15
Freeport LNG Investments LLP Tranche B (3 month Term SOFR + 3.762%) 9.086%, 12/21/28(3)	149	149
Hamilton Projects Acquiror LLC First Lien (1 month Term SOFR + 3.750%) 9.094%, 5/22/31(3)	20	20
Medallion Midland Acquisition LLC First Lien (3 month Term SOFR + 3.500%) 8.844%, 10/18/28(3)	77	78
Oryx Midstream Services Permian Basin LLC 2024 (1 month Term SOFR + 3.114%) 8.441%, 10/5/28(3)	47	46
Paragon Offshore Finance Co. (3 month LIBOR + 1.750%) 3.750%, 7/16/21(2)(5)(8)	1	—
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Energy—continued
Traverse Midstream Partners LLC Tranche B (3 month Term SOFR + 3.500%) 8.829%, 2/16/28(3)	$ 111	$ 111
		419

Financials—0.7%
Acrisure LLC
2024 (3 month Term SOFR + 3.250%) 8.594%, 11/6/30(3)	50	50
2024, Tranche B (3 month Term SOFR + 3.000%) 8.344%, 2/15/27(3)	69	69
AssuredPartners, Inc. 2024 (1 month Term SOFR + 3.500%) 8.844%, 2/14/31(3)	40	40
Asurion LLC Tranche B-9 (1 month Term SOFR + 3.364%) 8.708%, 7/31/27(3)	96	94
Blackhawk Network Holdings, Inc. Tranche B (1 month Term SOFR + 5.000%) 10.344%, 3/12/29(3)	83	83
HUB International Ltd. (3 month Term SOFR + 3.250%) 8.575%, 6/20/30(3)	144	145
Truist Insurance Holdings LLC 0 (3 month Term SOFR + 3.250%) 8.585%, 5/6/31(3)	115	115
		596

Food / Tobacco—0.7%
Del Monte Foods, Inc. (3 month Term SOFR + 4.400%) 9.736%, 5/16/29(3)	89	68
Fiesta Purchaser, Inc. (1 month Term SOFR + 4.000%) 9.344%, 2/12/31(3)	35	35
Naked Juice LLC (1-3 month Term SOFR + 3.350%) 8.685% - 8.694%, 1/24/29(3)	148	137
Pegasus Bidco B.V. 2024 (3 month Term SOFR + 3.750%) 9.072%, 7/12/29(3)	139	139
Sigma Holdco B.V. Tranche B-7 (6 month Term SOFR + 4.910%) 10.359%, 1/3/28(3)	99	99
Triton Water Holdings, Inc. First Lien (3 month Term SOFR + 3.512%) 8.846%, 3/31/28(3)	117	118
		596

Forest Prod / Containers—0.3%
Klockner Pentaplast of America, Inc. Tranche B (3 month Term SOFR + 4.975%) 10.267%, 2/12/26(3)	100	93
Mauser Packaging Solutions Holding Co. (1 month Term SOFR + 3.500%) 8.829% - 8.837%, 4/15/27(3)	74	74
TricorBraun, Inc. (1 month Term SOFR + 3.364%) 8.708%, 3/3/28(3)	83	83
		250

Gaming / Leisure—0.7%
Alterra Mountain Co. Tranche B (1 month Term SOFR + 3.750%) 0.000%, 5/31/30(3)(9)	5	5
Caesars Entertainment, Inc. Tranche B (3 month Term SOFR + 2.750%) 8.097%, 2/6/30(3)	52	52
	Par Value	Value

Gaming / Leisure—continued
ECL Entertainment LLC Tranche B (1 month Term SOFR + 4.000%) 9.344%, 8/31/30(3)	$ 85	$ 85
Entain plc Tranche B-3 (6 month Term SOFR + 2.750%) 0.000%, 10/31/29(3)(9)	95	95
Fertitta Entertainment LLC Tranche B (1 month Term SOFR + 3.750%) 9.081%, 1/27/29(3)	45	45
J&J Ventures Gaming LLC (1 month Term SOFR + 4.114%) 9.458%, 4/26/28(3)	78	77
Motion Finco LLC Tranche B-3 (3 month Term SOFR + 3.500%) 8.835%, 11/12/29(3)	85	85
Ontario Gaming GTA Ltd. Partnership Tranche B (3 month Term SOFR + 4.250%) 9.585%, 8/1/30(3)	94	95
Playa Hotels & Resorts B.V. (1 month Term SOFR + 2.750%) 8.094%, 1/5/29(3)	103	103
		642

Health Care—1.8%
Agiliti Health, Inc. Tranche B (1 month Term SOFR + 3.250%) 0.000%, 5/1/30(3)(9)	85	84
Bausch & Lomb Corp. (1 month Term SOFR + 4.000%) 9.344%, 9/29/28(3)	45	45
CHG Healthcare Services, Inc. First Lien (1 month Term SOFR + 3.364%) 8.708%, 9/29/28(3)	122	122
Cotiviti, Inc. (1 month Term SOFR + 3.250%) 8.579%, 5/1/31(3)	65	64
Endo Finance Holdings, Inc. Tranche B (3 month Term SOFR + 4.500%) 9.826%, 4/9/31(3)	25	25
Financiere Mendel (2 month Term SOFR + 3.250%) 8.573%, 11/12/30(3)	25	25
Gainwell Acquisition Corp. Tranche B (3 month Term SOFR + 4.100%) 9.435%, 10/1/27(3)	100	97
Hunter Holdco 3 Ltd. First Lien (3 month Term SOFR + 4.350%) 9.685%, 8/19/28(3)	111	110
Lannett Co., Inc. First Lien (1 month Term SOFR + 2.000%) 2.000%, 6/16/30(3)(5)	8	2
LifePoint Health, Inc. 2024 (3 month Term SOFR + 4.000%) 9.329%, 5/9/31(3)	15	15
Medline Borrower LP Tranche B (1 month Term SOFR + 2.750%) 8.094%, 10/23/28(3)	85	85
Modivcare, Inc. (3 month Term SOFR + 4.750%) 0.000%, 6/20/31(3)(9)	75	73
Packaging Coordinators Midco, Inc. 2024 (3 month Term SOFR + 3.250%) 8.585%, 11/30/27(3)	116	117
Parexel International, Inc. First Lien (1 month Term SOFR + 3.364%) 8.708%, 11/15/28(3)	49	49
Phoenix Guarantor, Inc. Tranche B-4 (1 month Term SOFR + 3.250%) 8.594%, 2/21/31(3)	132	131
Radiology Partners, Inc. Tranche C (3 month Term SOFR + 5.262%) 10.588%, 1/31/29(3)	95	90
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Health Care—continued
Resonetics LLC Tranche B (1 month Term SOFR + 3.750%) 9.082%, 6/6/31(3)	$ 10	$ 10
Southern Veterinary Partners LLC 2024 (1 month Term SOFR + 3.750%) 9.094%, 10/5/27(3)	65	65
Star Parent, Inc. Tranche B (3 month Term SOFR + 3.750%) 9.085%, 9/27/30(3)	100	100
Upstream Newco, Inc. 2021 (3 month Term SOFR + 4.512%) 9.841%, 11/20/26(3)	57	51
VetStrategy Canada Holdings Tranche B-10 (3 month Term SOFR + 4.750%) 10.085%, 12/12/28(3)	104	105
Viant Medical Holdings, Inc. First Lien (1 month Term SOFR + 3.864%) 9.208%, 7/2/25(3)	162	160
Waystar Technologies, Inc. Tranche B (1 month Term SOFR + 2.750%) 8.096%, 10/22/29(3)	12	12
		1,637

Housing—0.4%
Chariot Buyer LLC First Lien (1 month Term SOFR + 3.500%) 8.844%, 11/3/28(3)	40	40
Cornerstone Building Brands, Inc.
Tranche B (1 month Term SOFR + 3.350%) 8.679%, 4/12/28(3)	100	97
Tranche C (1 month Term SOFR + 4.600%) 9.929%, 5/15/31(3)	55	55
Hunter Douglas Holding B.V. Tranche B-1 (3 month Term SOFR + 3.500%) 8.836%, 2/26/29(3)	99	98
LBM Acquisition LLC Tranche B (1 month Term SOFR + 3.850%) 0.000%, 5/30/31(3)(9)	110	108
MI Windows & Doors LLC 2024 (1 month Term SOFR + 3.500%) 8.844%, 3/28/31(3)	10	10
		408

Information Technology—2.1%
Ahead DB Holdings LLC 2024 (3 month Term SOFR + 4.250%) 9.585%, 2/1/31(3)	20	20
Applied Systems, Inc.
2024, First Lien (3 month Term SOFR + 3.500%) 8.835%, 2/24/31(3)	84	85
2024, Second Lien (3 month Term SOFR + 5.250%) 10.585%, 2/23/32(3)	10	10
Barracuda Parent LLC First Lien (3 month Term SOFR + 4.500%) 9.814%, 8/15/29(3)	105	105
BMC Software 2028 (1 month Term SOFR + 4.000%) 9.344%, 12/29/28(3)	20	20
Boost Newco Borrower LLC Tranche B (3 month Term SOFR + 3.000%) 8.335%, 1/31/31(3)	40	40
Central Parent LLC 2024 (3 month Term SOFR + 3.250%) 8.585%, 7/6/29(3)	95	93
ConnectWise LLC (3 month Term SOFR + 3.762%) 9.096%, 9/29/28(3)	53	52
Delivery Hero SE Tranche B (3 month Term SOFR + 5.000%) 10.324%, 12/12/29(3)	116	117
	Par Value	Value

Information Technology—continued
Endurance International Group Holdings, Inc. (1 month Term SOFR + 3.614%) 8.944%, 2/10/28(3)	$ 95	$ 88
Epicor Software Corp. Tranche E (1 month Term SOFR + 3.250%) 8.594%, 5/30/31(3)	120	121
Fortress Intermediate 3, Inc. (1 month Term SOFR + 3.750%) 0.000%, 5/9/31(3)(9)	45	45
Indicor Tranche C (3 month Term SOFR + 3.250%) 8.585%, 11/22/29(3)	64	64
Infinite Bidco LLC First Lien (3 month Term SOFR + 4.012%) 9.341%, 3/2/28(3)	99	95
ION Trading Finance Ltd. 2024 (3 month Term SOFR + 4.000%) 0.000%, 4/1/28(3)(9)	63	63
Mosel Bidco SE Tranche B (3 month Term SOFR + 4.500%) 9.835%, 9/16/30(3)	43	43
NCR Atleos LLC Tranche B (3 month Term SOFR + 4.850%) 10.180%, 3/27/29(3)	99	100
Polaris Newco LLC First Lien (3 month Term SOFR + 4.262%) 9.591%, 6/2/28(3)	99	99
Project Ruby Ultimate Parent Corp. First Lien (1 month Term SOFR + 3.364%) 8.708%, 3/10/28(3)	126	126
Proofpoint, Inc. 2024 (1 month Term SOFR + 3.000%) 8.344%, 8/31/28(3)	73	73
RealPage, Inc. First Lien (1 month Term SOFR + 3.114%) 8.458%, 4/24/28(3)	102	99
Rocket Software, Inc. (1 month Term SOFR + 4.750%) 10.094%, 11/28/28(3)	105	105
Sophia LP 2024, Tranche B (1 month Term SOFR + 3.600%) 8.944%, 10/9/29(3)	101	101
UKG, Inc. Tranche B (1 month Term SOFR + 3.250%) 8.576%, 2/10/31(3)	99	100
Xplor T1 LLC (3 month Term SOFR + 4.250%) 9.597%, 6/14/31(3)	60	60
		1,924

Manufacturing—0.6%
Alliance Laundry Systems LLC Tranche B (3 month Term SOFR + 3.600%) 8.899%, 10/8/27(3)	73	73
Arcline FM Holdings LLC
First Lien (3 month Term SOFR + 5.012%) 10.346%, 6/23/28(3)	92	92
Second Lien (3 month Term SOFR + 8.512%) 13.846%, 6/25/29(3)	23	23
Chart Industries, Inc. Tranche B (1 month Term SOFR + 3.350%) 8.678%, 3/15/30(3)	82	82
CPM Holdings, Inc. (1 month Term SOFR + 4.500%) 9.829%, 9/28/28(3)	105	104
Madison IAQ LLC (1 month Term SOFR + 2.750%) 8.094%, 6/21/28(3)	94	94
Star U.S. Bidco LLC (1 month Term SOFR + 4.350%) 9.694%, 3/17/27(3)	95	95
		563

Media / Telecom - Broadcasting—0.2%
Gray Television, Inc. Tranche D (1 month Term SOFR + 3.114%) 8.444%, 12/1/28(3)	89	80
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Media / Telecom - Broadcasting—continued
Terrier Media Buyer, Inc. 2021, Tranche B (3 month Term SOFR + 3.600%) 8.935%, 12/17/26(3)	$ 94	$ 75
Univision Communications, Inc. 2024, First Lien (1 month Term SOFR + 3.614%) 8.958%, 1/23/29(3)	70	69
		224

Media / Telecom - Cable/Wireless Video—0.6%
Cogeco Communications Finance USA LP Tranche B-1 (1 month Term SOFR + 3.250%) 8.594%, 9/18/30(3)	140	133
CSC Holdings LLC 2022 (1 month Term SOFR + 4.500%) 9.829%, 1/18/28(3)	144	139
DIRECTV Financing LLC 2024, Tranche B (1 month Term SOFR + 5.364%) 10.708%, 8/2/29(3)	162	161
Eagle Broadband Investments LLC (3 month Term SOFR + 3.262%) 8.596%, 11/12/27(3)	89	88
		521

Media / Telecom - Diversified Media—0.3%
Century DE Buyer LLC (3 month Term SOFR + 4.000%) 9.329%, 10/30/30(3)	64	64
McGraw-Hill Education, Inc. (3 month Term SOFR + 4.864%) 10.199%, 7/28/28(3)	89	90
MH Sub I LLC 2023 (1 month Term SOFR + 4.250%) 9.594%, 5/3/28(3)	85	84
Neptune Bidco U.S., Inc. Tranche B (3 month Term SOFR + 5.100%) 10.406%, 4/11/29(3)	74	70
		308

Media / Telecom - Telecommunications—0.3%
Cincinnati Bell, Inc. Tranche B-2 (1 month Term SOFR + 3.350%) 8.694%, 11/22/28(3)	189	188
Numericable U.S. LLC
Tranche B-11 (3 month LIBOR + 2,750%) 8.341%, 7/31/25(3)(8)	95	82
Tranche B-12 (3 month LIBOR + 3.688%) 9.278%, 1/31/26(3)(8)	15	12
		282

Media / Telecom - Wireless Communications—0.1%
Viasat, Inc. (1 month Term SOFR + 4.500%) 9.844%, 3/2/29(3)	95	84
Metals / Minerals—0.0%
Arsenal AIC Parent LLC 2024, Tranche B (1 month Term SOFR + 3.750%) 9.094%, 8/18/30(3)	35	35
Retail—0.3%
CNT Holdings I Corp. First Lien (3 month Term SOFR + 3.500%) 8.829%, 11/8/27(3)	82	82
EG America LLC Tranche C (3 month Term SOFR + 5.762%) 11.116%, 2/7/28(3)	50	49
	Par Value	Value

Retail—continued
PetsMart LLC (1 month Term SOFR + 3.850%) 9.194%, 2/11/28(3)	$ 132	$ 132
		263

Service—1.7%
Ascend Learning LLC (1 month Term SOFR + 3.600%) 8.944%, 12/11/28(3)	94	93
BIFM U.S. Finance LLC (1 month Term SOFR + 4.250%) 9.594%, 5/31/28(3)	30	30
Crisis Prevention Institute, Inc. (3 month Term SOFR + 4.750%) 10.085%, 4/9/31(3)	35	35
DG Investment Intermediate Holdings 2, Inc. 2022 (1 month Term SOFR + 4.750%) 10.094%, 3/31/28(3)	89	89
DXP Enterprises, Inc. (3 month Term SOFR + 4.850%) 10.164%, 10/11/30(3)	45	45
Ensemble RCM LLC Tranche B (3 month Term SOFR + 3.000%) 0.000%, 8/1/29(3)(9)	40	40
Garda World Security Corp. (3 month Term SOFR + 4.250%) 9.594%, 2/1/29(3)	105	105
Grant Thornton Advisors LLC Tranche B (3 month Term SOFR + 3.250%) 8.597%, 6/2/31(3)	35	35
Husky Injection Molding Systems Ltd. (3 month Term SOFR + 5.000%) 10.326%, 2/15/29(3)	88	88
Kuehg Corp. Tranche B (3 month Term SOFR + 4.500%) 9.835%, 6/12/30(3)	104	105
NAB Holdings LLC 2024 (3 month Term SOFR + 2.750%) 8.097%, 11/23/28(3)	73	73
Omnia Partners LLC (1 month LIBOR + 0.000%) 0.000%, 7/25/30(3)(8)(9)	125	125
Planet U.S. Buyer LLC (3 month Term SOFR + 3.500%) 8.823%, 2/7/31(3)	30	30
Sedgwick Claims Management Services, Inc. 2023 (1 month Term SOFR + 3.750%) 9.094%, 2/24/28(3)	110	110
Spin Holdco, Inc. (3 month Term SOFR + 9.262%) 9.600%, 3/4/28(3)	110	93
St. George’s University Scholastic Services LLC (1 month Term SOFR + 2.750%) 8.094%, 2/10/29(3)	101	101
The Hertz Corp. 2023 (3 month Term SOFR + 8.750%) 9.097%, 6/30/28(3)	89	81
TMF Sapphire Bidco B.V. Tranche B-2 (3 month Term SOFR + 4.000%) 9.306%, 5/3/28(3)	40	40
Trugreen Ltd. Partnership First Lien (1 month Term SOFR + 4.100%) 9.444%, 11/2/27(3)	99	96
WIN Waste Innovations Holdings, Inc. (1 month Term SOFR + 2.864%) 8.208%, 3/24/28(3)	104	97
		1,511

Transportation - Automotive—0.3%
American Axle & Manufacturing, Inc. Tranche B (1 month Term SOFR + 3.000%) 8.328%, 12/12/29(3)	110	111
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Transportation - Automotive—continued
First Brands Group LLC 2022 (3 month Term SOFR + 5.262%) 10.591%, 3/30/27(3)	$ 105	$ 104
PAI Holdco, Inc. Tranche B (3 month Term SOFR + 4012%) 9.341%, 10/28/27(3)	78	71
Wand NewCo 3, Inc. (1 month Term SOFR + 3.750%) 9.094%, 1/30/31(3)	10	10
		296

Utilities—0.3%
Carroll County Energy LLC Tranche B (3 month Term SOFR + 4.000%) 0.000%, 6/20/31(3)(9)	25	25
Generation Bridge Northeast LLC Tranche B (1 month Term SOFR + 3.500%) 8.844%, 8/22/29(3)	39	40
Waterbridge NDB Operating LLC (3 month Term SOFR + 4.500%) 9.826%, 5/10/29(3)	90	90
WEC U.S. Holdings Ltd. (1 month Term SOFR + 2.750%) 8.094%, 1/27/31(3)	101	101
		256

Total Leveraged Loans (Identified Cost $12,563)		12,540

	Shares
Preferred Stocks—0.7%
Financials—0.7%
Capital Farm Credit ACA Series 1 144A, 5.000%(1)	250(10)	241
JPMorgan Chase & Co. Series HH, 4.600%	103(10)	102
MetLife, Inc. Series D, 5.875%(6)	128(10)	127
Truist Financial Corp. Series Q, 5.100%	225(10)	210
		680

Total Preferred Stocks (Identified Cost $703)		680

Common Stocks—0.1%
Consumer Discretionary—0.1%
NMG Parent LLC(5)(11)	271	27
West Marine(5)(11)	150	1
		28

Health Care—0.0%
Endo DAC(5)(11)	100,000	—
Endo, Inc.(11)	944	25
Lannett Co., Inc.(5)(11)	1,387	—
		25

Total Common Stocks (Identified Cost $86)		53

Total Long-Term Investments—99.1% (Identified Cost $93,422)		90,542

	Shares	Value

Securities Lending Collateral—0.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.191%)(12)(13)	737,953	$ 738
Total Securities Lending Collateral (Identified Cost $738)		738

TOTAL INVESTMENTS—99.9% (Identified Cost $94,160)		$91,280
Other assets and liabilities, net—0.1%		63
NET ASSETS—100.0%		$91,343

Abbreviations:
ABS	Asset-Backed Securities
ACA	American Capital Access Financial Guarantee Corp.
BDC	Business Development Companies
DAC	Designated Activity Company
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LLP	Limited Liability Partnership
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, these securities amounted to a value of $53,044 or 58.1% of net assets.
(2)	Security in default; no interest payments are being received.
(3)	Variable rate security. Rate disclosed is as of June 30, 2024. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(4)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	All or a portion of security is on loan.
(7)	No contractual maturity date.
(8)	At June 30, 2024, the one-, three-, and six-month reference rates are published by ICE Benchmark Administration under a synthetic methodology. See Note 7 in Notes to Financial Statements.
(9)	This loan will settle after June 30, 2024, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(10)	Value shown as par value.
(11)	Non-income producing.
(12)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(13)	Represents security purchased with cash collateral received for securities on loan.

For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
Country Weightings†
United States	81%
Canada	2
Mexico	2
United Kingdom	2
France	1
Netherlands	1
Turkey	1
Other	10
Total	100%
† % of total investments as of June 30, 2024.
As of June 30, 2024, the Series had the following unfunded loan commitments:
Borrower	Par Value	Commitment	Value	Unrealized Appreciation (Depreciation)
Epicor Software Corp. 2024 (1 month Term SOFR + 2.250%) 0.000%, 5/23/31	$14	$14	$14	$—(1)

(1)	Amount is less than $500 (not in thousands).
The following table summarizes the value of the Series’ investments as of June 30, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$1,710	$—	$1,710	$—
Foreign Government Securities	6,292	—	6,292	—
Mortgage-Backed Securities	17,402	—	17,402	—
Asset-Backed Securities	15,923	—	15,689	234
Corporate Bonds and Notes	35,942	—	35,942	—(1)
Leveraged Loans	12,540	—	12,538	2(1)
Equity Securities:
Preferred Stocks	680	—	680	—
Common Stocks	53	—	25	28(1)
Securities Lending Collateral	738	738	—	—
Total Investments	$91,280	$738	$90,278	$264

(1)	Includes internally fair valued securities currently priced at zero ($0).
Security held by the Series with an end of period value of $28 was transferred from Level 2 to Level 3 due to a decrease in trading activities during the period.
Some of the Series’ investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended June 30, 2024.
See Notes to Financial Statements

SGA International Growth Series
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024
($ reported in thousands)
	Shares	Value
Preferred Stock—2.0%
Health Care—2.0%
Sartorius AG, 0.300% (Germany)	10,120	$ 2,373
Total Preferred Stock (Identified Cost $3,124)		2,373

Common Stocks—97.6%
Communication Services—3.9%
Universal Music Group N.V. (Netherlands)	154,414	4,594
Consumer Discretionary—8.7%
Lululemon Athletica, Inc. (Canada)(1)	7,662	2,288
LVMH Moet Hennessy Louis Vuitton SE (France)	2,932	2,241
MercadoLibre, Inc. (Argentina)(1)	2,182	3,586
Yum China Holdings, Inc. (China)	66,730	2,063
		10,178

Consumer Staples—20.8%
Diageo plc (United Kingdom)	101,434	3,192
Fomento Economico Mexicano SAB de C.V. Sponsored ADR (Mexico)	40,727	4,385
Haleon plc (United Kingdom)	621,087	2,533
Heineken N.V. (Netherlands)	30,784	2,977
L’Oreal S.A. (France)	9,856	4,328
Nestle S.A. Registered Shares (Switzerland)	35,647	3,639
Wal-Mart de Mexico SAB de C.V. (Mexico)	929,287	3,174
		24,228

Financials—14.3%
Adyen N.V. (Netherlands)(1)	1,587	1,892
AIA Group Ltd. (Hong Kong)	452,740	3,073
Aon plc Class A (United Kingdom)	17,854	5,241
HDFC Bank Ltd. ADR (India)	72,938	4,692
XP, Inc. Class A (Brazil)	100,211	1,763
		16,661

Health Care—19.6%
Alcon, Inc. (Switzerland)	52,725	4,697
ICON plc ADR (Ireland)(1)	13,425	4,208
Novo Nordisk A/S Sponsored ADR (Denmark)	42,371	6,048
STERIS plc (United States)	27,564	6,051
Sysmex Corp. (Japan)	113,187	1,823
		22,827

Industrials—11.4%
Canadian Pacific Kansas City Ltd. (Canada)	59,318	4,670
Experian plc (Ireland)	61,614	2,871
Recruit Holdings Co., Ltd. (Japan)	62,136	3,324
Waste Connections, Inc. (Canada)	13,522	2,371
		13,236

Information Technology—13.3%
Atlassian Corp. Class A (United States)(1)	12,985	2,297
Dassault Systemes SE (France)	84,028	3,177
Infosys Ltd. Sponsored ADR (India)(2)	221,995	4,133
	Shares	Value

Information Technology—continued
SAP SE Sponsored ADR (Germany)	14,610	$ 2,947
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR (Taiwan)	16,701	2,903
		15,457

Materials—5.6%
Linde plc (United States)	6,897	3,027
Sika AG Registered Shares (Switzerland)	12,095	3,462
		6,489

Total Common Stocks (Identified Cost $93,681)		113,670

Total Long-Term Investments—99.6% (Identified Cost $96,805)		116,043

Securities Lending Collateral—3.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.191%)(3)(4)	4,067,644	4,068
Total Securities Lending Collateral (Identified Cost $4,068)		4,068

TOTAL INVESTMENTS—103.1% (Identified Cost $100,873)		$120,111
Other assets and liabilities, net—(3.1)%		(3,649)
NET ASSETS—100.0%		$116,462

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	All or a portion of security is on loan.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(4)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	13%
Switzerland	10
United Kingdom	9
France	8
Netherlands	8
Canada	8
India	7
Other	37
Total	100%
† % of total investments as of June 30, 2024.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

SGA International Growth Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
The following table summarizes the value of the Series’ investments as of June 30, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Preferred Stock	$2,373	$2,373
Common Stocks	113,670	113,670
Securities Lending Collateral	4,068	4,068
Total Investments	$120,111	$120,111
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2024.
There were no transfers into or out of Level 3 related to securities held at June 30, 2024.
See Notes to Financial Statements

Tactical Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—6.0%
U.S. Treasury Bonds
2.375%, 2/15/42	$ 305	$ 222
3.000%, 8/15/48	485	368
1.250%, 5/15/50	145	72
1.375%, 8/15/50	595	305
1.875%, 2/15/51	470	274
2.000%, 8/15/51	50	30
2.250%, 2/15/52	50	32
3.625%, 2/15/53	1,640	1,395
4.250%, 2/15/54	355	338
4.625%, 5/15/54	1,000	1,014
U.S. Treasury Notes
0.375%, 7/31/27	40	35
2.625%, 2/15/29	140	130
1.250%, 8/15/31	50	41
Total U.S. Government Securities (Identified Cost $5,160)		4,256

Municipal Bond—0.3%
California—0.3%
San Diego County Regional Airport Authority Rental Car Center Project Series B - Taxable 5.594%, 7/1/43	255	249
Total Municipal Bond (Identified Cost $255)		249

Foreign Government Securities—0.7%
Bolivarian Republic of Venezuela 9.375%, 1/13/34(1)	65	12
Dominican Republic 144A 4.875%, 9/23/32(2)	45	40
Federative Republic of Brazil 6.000%, 10/20/33	40	39
Hungary Government International Bond 144A 6.250%, 9/22/32(2)	35	36
Republic of Colombia 8.000%, 11/14/35	45	46
Republic of Panama 8.000%, 3/1/38	55	58
Republic of Serbia 144A 6.500%, 9/26/33(2)	25	25
Republic of South Africa 5.875%, 6/22/30	50	47
Romania Government International Bond 144A 5.875%, 1/30/29(2)	60	60
United Mexican States
2.659%, 5/24/31	45	37
6.000%, 5/7/36	55	54
4.750%, 3/8/44	54	43
Total Foreign Government Securities (Identified Cost $550)		497

Mortgage-Backed Securities—10.2%
Agency—2.2%
Federal Home Loan Mortgage Corporation Pool #SD8309 6.000%, 3/1/53	94	94
	Par Value	Value

Agency—continued
Federal National Mortgage Association
Pool #254007 6.500%, 10/1/31	$ —(3)	$ 1
Pool #835144 5.000%, 10/1/35	7	7
Pool #882224 6.000%, 9/1/36	1	1
Pool #914724 5.500%, 4/1/37	1	1
Pool #929637 5.500%, 6/1/38	1	1
Pool #940524 5.500%, 7/1/37	5	5
Pool #949301 6.000%, 10/1/37	2	2
Pool #975097 5.000%, 6/1/38	5	5
Pool #986012 5.500%, 6/1/38	1	1
Pool #991124 5.000%, 1/1/39	2	2
Pool #994322 6.000%, 1/1/39	1	1
Pool #994383 5.500%, 11/1/38	4	4
Pool #AA4418 4.500%, 3/1/39	3	3
Pool #AA4434 5.000%, 3/1/39	2	2
Pool #AA4436 6.000%, 3/1/39	2	2
Pool #FS6679 6.000%, 12/1/53	119	120
Pool #MA4785 5.000%, 10/1/52	727	704
Pool #MA4805 4.500%, 11/1/52	127	120
Pool #MA4980 6.000%, 4/1/53	220	221
Pool #MA5072 5.500%, 7/1/53	241	237
Government National Mortgage Association Pool #563381 6.500%, 11/15/31	4	4
		1,538

Non-Agency—8.0%
A&D Mortgage Trust 2023-NQM3, A1 144A 6.733%, 7/25/68(2)(4)	107	107
Ajax Mortgage Loan Trust 2019-D, A1 144A 2.956%, 9/25/65(2)(4)	87	81
American Homes 4 Rent Trust
2015-SFR1, A 144A 3.467%, 4/17/52(2)	91	89
2015-SFR2, C 144A 4.691%, 10/17/52(2)	110	108
AMSR Trust
2020-SFR1, B 144A 2.120%, 4/17/37(2)	100	97
2020-SFR2, D 144A 3.282%, 7/17/37(2)	100	97
Angel Oak Mortgage Trust 2021-8, A1 144A 1.820%, 11/25/66(2)(4)	68	58
See Notes to Financial Statements

Tactical Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(2)(4)	$ 16	$ 16
2019-2, A1 144A 3.347%, 4/25/49(2)(4)	31	30
BBCMS Mortgage Trust 2018-TALL, A (1 month Term SOFR + 0.919%, Cap N/A, Floor 0.872%) 144A 6.248%, 3/15/37(2)(4)	100	94
BPR Trust 2022-OANA, A (1 month Term SOFR + 1.898%, Cap N/A, Floor 1.898%) 144A 7.227%, 4/15/37(2)(4)	115	115
BX Trust
2018-GW, B (1 month Term SOFR + 1.317%, Cap N/A, Floor 1.270%) 144A 6.646%, 5/15/35(2)(4)	125	124
2019-OC11, D 144A 4.075%, 12/9/41(2)(4)	80	71
Chase Mortgage Finance Corp.
2016-SH1, M2 144A 3.750%, 4/25/45(2)(4)	19	17
2016-SH2, M2 144A 3.750%, 12/25/45(2)(4)	25	22
COLT Mortgage Loan Trust
2022-5, A1 144A 4.550%, 4/25/67(2)(4)	183	181
2023-3, A1 144A 7.180%, 9/25/68(2)(4)	113	115
2023-4, A1 144A 7.163%, 10/25/68(2)(4)	247	250
COMM Mortgage Trust
2013-300P, A1 144A 4.353%, 8/10/30(2)	100	94
2020-CBM, B 144A 3.099%, 2/10/37(2)	70	68
CoreVest American Finance Trust 2020-1, A1 144A 1.832%, 3/15/50(2)	16	16
Credit Suisse Mortgage Capital Trust 2020-RPL4, A1 144A 2.000%, 1/25/60(2)(4)	45	39
Extended Stay America Trust 2021-ESH, C (1 month Term SOFR + 1.814%, Cap N/A, Floor 1.700%) 144A 7.143%, 7/15/38(2)(4)	195	195
FirstKey Homes Trust 2020-SFR2, B 144A 1.567%, 10/19/37(2)	115	109
GCT Commercial Mortgage Trust 2021-GCT, A (1 month Term SOFR + 0.914%, Cap N/A, Floor 0.800%) 144A 6.243%, 2/15/38(2)(4)	70	57
Goldman Sachs Mortgage Securities Trust 2020-GC45, AS 3.173%, 2/13/53(4)	80	69
Homes Trust 2023-NQM2, A1 144A 6.456%, 2/25/68(2)(4)	85	86
INTOWN Mortgage Trust 2022-STAY, A (1 month Term SOFR + 2.489%, Cap N/A, Floor 2.489%) 144A 7.818%, 8/15/39(2)(4)	84	84
JPMBB Commercial Mortgage Securities Trust 2014-C18, AS 4.439%, 2/15/47(4)	9	9
JPMorgan Chase Mortgage Trust
2017-5, A1 144A 5.518%, 10/26/48(2)(4)	12	12
2024-CES1, A1A 144A 5.919%, 6/25/54(2)(4)	260	259
MetLife Securitization Trust 2017-1A, M1 144A 3.469%, 4/25/55(2)(4)	100	88
	Par Value	Value

Non-Agency—continued
Mill City Mortgage Loan Trust 2019-1, M2 144A 3.500%, 10/25/69(2)(4)	$ 100	$ 89
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22, AS 3.561%, 4/15/48	225	219
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(2)(4)	18	17
2015-2A, A1 144A 3.750%, 8/25/55(2)(4)	31	28
2016-1A, A1 144A 3.750%, 3/25/56(2)(4)	13	12
2016-3A, A1 144A 3.750%, 9/25/56(2)(4)	17	16
2016-3A, B1 144A 4.000%, 9/25/56(2)(4)	129	119
2016-4A, A1 144A 3.750%, 11/25/56(2)(4)	47	44
2016-4A, B1A 144A 4.500%, 11/25/56(2)(4)	64	62
2021-NQ2R, A1 144A 0.941%, 10/25/58(2)(4)	25	22
2022-NQM2, A1 144A 3.079%, 3/27/62(2)(4)	80	73
2016-2A, A1 144A 3.750%, 11/26/35(2)(4)	37	35
NLT Trust 2021-INV2, A1 144A 1.162%, 8/25/56(2)(4)	69	57
NYMT Loan Trust 2024-CP1, A1 144A 3.750%, 2/25/68(2)(4)	97	89
OBX Trust
2023-NQM5, A1A 144A 6.567%, 6/25/63(2)(4)	257	259
2023-NQM9, A1 144A 7.159%, 10/25/63(2)(4)	175	178
2024-NQM3, A1 144A 6.129%, 12/25/63(2)(4)	140	140
Progress Residential Trust 2021-SFR3, D 144A 2.288%, 5/17/26(2)	100	92
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(2)(4)	17	14
Residential Mortgage Loan Trust 2020-1, A1 144A 2.376%, 1/26/60(2)(4)	73	70
Towd Point Mortgage Trust
2016-3, M1 144A 3.500%, 4/25/56(2)(4)	54	53
2018-2, A2 144A 3.500%, 3/25/58(2)(4)	140	132
2018-6, A1A 144A 3.750%, 3/25/58(2)(4)	37	37
2018-6, A2 144A 3.750%, 3/25/58(2)(4)	110	99
2019-4, A2 144A 3.250%, 10/25/59(2)(4)	100	88
2021-1, A2 144A 2.750%, 11/25/61(2)(4)	100	81
2023-1, A1 144A 3.750%, 1/25/63(2)	83	78
2024-1, A1 144A 4.374%, 3/25/64(2)(4)	178	177
Tricon American Homes Trust 2019-SFR1, C 144A 3.149%, 3/17/38(2)	100	95
See Notes to Financial Statements

Tactical Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Tricon Residential Trust 2021-SFR1, B 144A 2.244%, 7/17/38(2)	$ 100	$ 93
VCAT LLC 2021-NPL2, A1 144A 5.115%, 3/27/51(2)(4)	31	31
Verus Securitization Trust
2023-1, A1 144A 5.850%, 12/25/67(2)(4)	79	79
2023-8, A1 144A 6.259%, 12/25/68(2)(4)	89	89
Visio Trust
2019-2, A1 144A 2.722%, 11/25/54(2)(4)	42	40
2020-1R, A2 144A 1.567%, 11/25/55(2)	18	17
		5,681

Total Mortgage-Backed Securities (Identified Cost $7,474)		7,219

Asset-Backed Securities—4.6%
Automobiles—2.3%
ACM Auto Trust 2023-2A, A 144A 7.970%, 6/20/30(2)	61	62
American Credit Acceptance Receivables Trust 2022-1, D 144A 2.460%, 3/13/28(2)	55	54
AmeriCredit Automobile Receivables Trust 2020-3, C 1.060%, 8/18/26	72	71
Arivo Acceptance Auto Loan Receivables Trust
2022-2A, A 144A 6.900%, 1/16/29(2)	26	26
2024-1A, B 144A 6.870%, 6/17/30(2)	68	68
Avid Automobile Receivables Trust 2023-1, A 144A 6.630%, 7/15/26(2)	7	7
Avis Budget Rental Car Funding LLC (AESOP) 2022-5A, A 144A 6.120%, 4/20/27(2)	42	42
BOF URSA VI Funding Trust I 2023-CAR2, A2 144A 5.542%, 10/27/31(2)	67	67
Carvana Auto Receivables Trust
2021-N2, C 1.070%, 3/10/28	15	14
2023-N1, C 144A 5.920%, 7/10/29(2)	93	93
2023-N4, C 144A 6.590%, 2/11/30(2)	70	71
CPS Auto Receivables Trust 2024-A, C 144A 5.740%, 4/15/30(2)	60	60
Credit Acceptance Auto Loan Trust 2024-1A, A 144A 5.680%, 3/15/34(2)	46	46
DT Auto Owner Trust 2023-1A, B 144A 5.190%, 10/16/28(2)	51	51
Exeter Automobile Receivables Trust 2023-2A, B 5.610%, 9/15/27	65	65
FHF Trust 2023-1A, A2 144A 6.570%, 6/15/28(2)	53	53
First Investors Auto Owner Trust 2022-1A, C 144A 3.130%, 5/15/28(2)	55	53
Flagship Credit Auto Trust 2020-3, C 144A 1.730%, 9/15/26(2)	26	26
	Par Value	Value

Automobiles—continued
Foursight Capital Automobile Receivables Trust 2022-1, B 144A 2.150%, 5/17/27(2)	$ 45	$ 44
GLS Auto Receivables Issuer Trust
2022-2A, D 144A 6.150%, 4/17/28(2)	50	50
2023-1A, B 144A 6.190%, 6/15/27(2)	49	49
LAD Auto Receivables Trust 2023-4A, C 144A 6.760%, 3/15/29(2)	62	63
Lendbuzz Securitization Trust 2022-1A, A 144A 4.220%, 5/17/27(2)	33	32
Lobel Automobile Receivables Trust 2023-1, A 144A 6.970%, 7/15/26(2)	20	20
Oscar U.S. Funding XV LLC 2023-1A, A3 144A 5.810%, 12/10/27(2)	130	131
Porsche Financial Auto Securitization Trust 2023-2A, A2A 144A 5.880%, 11/23/26(2)	34	34
Tesla Auto Lease Trust 2023-A, B 144A 6.410%, 7/20/27(2)	65	65
Tricolor Auto Securitization Trust 2023-1A, B 144A 6.840%, 11/16/26(2)	50	50
Westlake Automobile Receivables Trust
2023-1A, C 144A 5.740%, 8/15/28(2)	50	50
2024-1A, B 144A 5.550%, 11/15/27(2)	69	69
2024-2A, B 144A 5.620%, 3/15/30(2)	65	65
		1,651

Consumer Loans—0.3%
ACHV ABS Trust 2024-1PL, A 144A 5.900%, 4/25/31(2)	59	59
Affirm Asset Securitization Trust 2023-B, A 144A 6.820%, 9/15/28(2)	62	63
Marlette Funding Trust 2023-2A, B 144A 6.540%, 6/15/33(2)	79	79
		201

Credit Card—0.2%
Avant Credit Card Master Trust 2021-1A, A 144A 1.370%, 4/15/27(2)	60	59
Discover Card Execution Note Trust 2023-A2, A 4.930%, 6/15/28	80	80
		139

Other—1.8%
Aqua Finance Trust 2019-A, C 144A 4.010%, 7/16/40(2)	66	61
Auxilior Term Funding LLC 2023-1A, C 144A 6.500%, 11/15/30(2)	60	60
BXG Receivables Note Trust
2017-A, A 144A 2.950%, 10/4/32(2)	18	18
2023-A, A 144A 5.770%, 11/15/38(2)	64	64
Cajun Global LLC 2021-1, A2 144A 3.931%, 11/20/51(2)	49	44
CCG Receivables Trust 2023-1, A2 144A 5.820%, 9/16/30(2)	37	37
See Notes to Financial Statements

Tactical Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Other—continued
CF Hippolyta Issuer LLC 2020-1, A1 144A 1.690%, 7/15/60(2)	$ 90	$ 85
Dext ABS LLC 2023-1, A2 144A 5.990%, 3/15/32(2)	33	33
Foundation Finance Trust
2023-1A, A 144A 5.670%, 12/15/43(2)	57	57
2023-2A, A 144A 6.530%, 6/15/49(2)	60	60
Hilton Grand Vacations Trust
2022-2A, C 144A 5.570%, 1/25/37(2)	32	31
2024-2A, A 144A 5.500%, 3/25/38(2)	73	74
Jack in the Box Funding LLC 2022-1A, A2I 144A 3.445%, 2/26/52(2)	96	89
Jersey Mike’s Funding LLC 2019-1A, A2 144A 4.433%, 2/15/50(2)	79	76
MVW LLC
2020-1A, A 144A 1.740%, 10/20/37(2)	28	27
2023-1A, B 144A 5.420%, 10/20/40(2)	56	56
MVW Owner Trust 2019-1A, A 144A 2.890%, 11/20/36(2)	65	63
NMEF Funding LLC 2022-A, B 144A 3.350%, 10/16/28(2)	45	44
Octane Receivables Trust 2023-3A, B 144A 6.480%, 7/20/29(2)	62	63
Pawneee Equipment Receivables LLC 2022-1, B 144A 5.400%, 7/17/28(2)	45	44
PEAC Solutions Receivables LLC 2024-1A, B 144A 5.790%, 11/20/30(2)(5)	70	70
Towd Point Mortgage Trust 2024-CES1, A1A 144A 5.848%, 1/25/64(2)(4)	93	93
		1,249

Total Asset-Backed Securities (Identified Cost $3,263)		3,240

Corporate Bonds and Notes—11.6%
Communication Services—0.2%
CCO Holdings LLC 144A 4.750%, 3/1/30(2)	60	52
CSC Holdings LLC 144A 11.750%, 1/31/29(2)	35	30
Level 3 Financing, Inc. 144A 4.250%, 7/1/28(2)	45	17
Sprint Capital Corp. 8.750%, 3/15/32	50	60
		159

Consumer Discretionary—0.5%
Ashtead Capital, Inc. 144A 5.500%, 8/11/32(2)	74	72
Ashton Woods USA LLC 144A 4.625%, 4/1/30(2)	55	49
Choice Hotels International, Inc. 5.850%, 8/1/34	20	20
Ford Motor Co.
3.250%, 2/12/32	26	22
	Par Value	Value

Consumer Discretionary—continued
4.750%, 1/15/43	$ 15	$ 12
Meritage Homes Corp. 144A 3.875%, 4/15/29(2)	59	54
Newell Brands, Inc. 6.375%, 9/15/27	40	40
Nissan Motor Acceptance Co. LLC 144A 7.050%, 9/15/28(2)	25	26
Tapestry, Inc. 7.850%, 11/27/33	63	66
		361

Consumer Staples—0.4%
Anheuser-Busch InBev Worldwide, Inc. 5.550%, 1/23/49	75	75
BAT Capital Corp. 7.750%, 10/19/32	62	70
Kronos Acquisition Holdings, Inc. 144A 8.250%, 6/30/31(2)	55	55
Pilgrim’s Pride Corp. 6.250%, 7/1/33	47	48
Post Holdings, Inc. 144A 6.250%, 2/15/32(2)	20	20
		268

Energy—1.2%
Blue Racer Midstream LLC 144A 7.000%, 7/15/29(2)	5	5
BP Capital Markets plc 4.875% (6)	75	71
Civitas Resources, Inc. 144A 8.750%, 7/1/31(2)	30	32
Columbia Pipelines Operating Co. LLC
144A 6.036%, 11/15/33(2)	22	22
144A 6.544%, 11/15/53(2)	20	21
144A 6.714%, 8/15/63(2)	10	11
Diamondback Energy, Inc. 5.900%, 4/18/64	60	58
DT Midstream, Inc. 144A 4.125%, 6/15/29(2)	50	46
Energy Transfer LP
8.000%, 5/15/54	10	10
Series G 7.125%(6)	15	15
Series H 6.500%(6)	25	25
EQM Midstream Partners LP 144A 6.375%, 4/1/29(2)	10	10
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(2)	80	67
Genesis Energy LP 8.875%, 4/15/30	35	37
KazMunayGas National Co. JSC 144A 5.750%, 4/19/47(2)	70	61
Kinder Morgan, Inc. 7.750%, 1/15/32	35	39
Occidental Petroleum Corp. 6.125%, 1/1/31	50	51
Pertamina Persero PT 144A 6.450%, 5/30/44(2)	50	53
Petroleos Mexicanos
6.500%, 3/13/27	25	24
7.690%, 1/23/50	34	24
See Notes to Financial Statements

Tactical Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Energy—continued
Plains All American Pipeline LP 5.700%, 9/15/34	$ 50	$ 50
Transcanada Trust 5.600%, 3/7/82	55	50
Western Midstream Operating LP 5.250%, 2/1/50	45	39
		821

Financials—4.2%
Allstate Corp. (The) Series B (3 month Term SOFR + 3.200%) 8.522%, 8/15/53(4)	60	60
American Express Co. 5.625%, 7/28/34	77	77
Apollo Debt Solutions BDC 144A 6.900%, 4/13/29(2)	45	45
Ascot Group Ltd. 144A 4.250%, 12/15/30(2)	65	54
Aviation Capital Group LLC 144A 6.750%, 10/25/28(2)	35	36
Bank of America Corp.
2.687%, 4/22/32	67	57
2.482%, 9/21/36	121	96
Bank of New York Mellon Corp. (The)
5.834%, 10/25/33	34	35
Series G 4.700%(6)	105	103
BlackRock Funding, Inc. 5.250%, 3/14/54	48	46
Blackstone Private Credit Fund 2.625%, 12/15/26	39	36
Block, Inc. 144A 6.500%, 5/15/32(2)	25	25
Blue Owl Credit Income Corp.
4.700%, 2/8/27	25	24
6.650%, 3/15/31	12	12
Blue Owl Finance LLC 144A 3.125%, 6/10/31(2)	70	58
BNSF Funding Trust I 6.613%, 12/15/55	45	45
BPCE S.A. 144A 7.003%, 10/19/34(2)	50	53
Brookfield Finance, Inc. 6.350%, 1/5/34	44	46
Capital One Financial Corp. 2.359%, 7/29/32	32	25
Charles Schwab Corp. (The)
6.136%, 8/24/34	35	36
Series H 4.000%(6)	43	37
Citigroup, Inc.
3.980%, 3/20/30	56	53
6.270%, 11/17/33	56	59
Citizens Financial Group, Inc. 5.841%, 1/23/30	49	49
Corebridge Financial, Inc. 6.875%, 12/15/52	71	72
CRH America Finance, Inc. 5.400%, 5/21/34	50	50
Enel Finance International N.V. 144A 5.500%, 6/26/34(2)	55	54
	Par Value	Value

Financials—continued
F&G Annuities & Life, Inc. 6.500%, 6/4/29	$ 40	$ 40
Fifth Third Bancorp 4.337%, 4/25/33	65	59
Foundry JV Holdco LLC 144A 6.400%, 1/25/38(2)	65	67
GGAM Finance Ltd. 144A 6.875%, 4/15/29(2)	30	31
Global Atlantic Fin Co.
144A 6.750%, 3/15/54(2)	25	25
144A 7.950%, 10/15/54(2)	20	20
Goldman Sachs Group, Inc. (The)
3.102%, 2/24/33	127	108
6.450%, 5/1/36	24	26
Hannon Armstrong Sustainable Infrastructure Capital, Inc. 144A 6.375%, 7/1/34(2)	49	48
HUB International Ltd. 144A 7.250%, 6/15/30(2)	10	10
Icon Investments Six DAC 6.000%, 5/8/34	25	26
JPMorgan Chase & Co.
5.717%, 9/14/33	47	48
1.953%, 2/4/32	133	108
KeyCorp
4.789%, 6/1/33	39	36
6.401%, 3/6/35	25	25
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(2)	40	37
Lincoln National Corp. (3 month Term SOFR + 2.302%) 7.626%, 4/20/67(4)	7	5
MetLife, Inc. Series G 3.850% (6)	38	37
Morgan Stanley
5.948%, 1/19/38	65	65
6.375%, 7/24/42	25	27
MSCI, Inc. 144A 3.625%, 9/1/30(2)	77	69
National Rural Utilities Cooperative Finance Corp. (3 month Term SOFR + 3.172%) 8.501%, 4/30/43(4)	41	41
New Red Finance, Inc. 144A 6.125%, 6/15/29(2)	10	10
Nomura Holdings, Inc. 5.783%, 7/3/34	45	45
Northern Trust Corp.
3.375%, 5/8/32(7)	38	36
6.125%, 11/2/32(7)	25	26
Nuveen LLC 144A 5.850%, 4/15/34(2)	50	50
Panther Escrow Issuer LLC 144A 7.125%, 6/1/31(2)	5	5
Prudential Financial, Inc.
6.750%, 3/1/53	46	47
6.500%, 3/15/54	25	25
Smurfit Kappa Treasury ULC 144A 5.777%, 4/3/54(2)	65	65
State Street Corp.
4.821%, 1/26/34	26	25
Series I 6.700%(6)	35	35
Synchrony Financial 3.700%, 8/4/26	45	43
See Notes to Financial Statements

Tactical Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Financials—continued
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	$ 55	$ 50
Wells Fargo & Co.
4.897%, 7/25/33	87	84
6.491%, 10/23/34	15	16
Series BB 3.900%(6)	51	49
Willis North America, Inc. 5.900%, 3/5/54	60	58
		2,970

Health Care—1.0%
Amgen, Inc.
5.250%, 3/2/33	24	24
5.650%, 3/2/53	24	24
Catalent Pharma Solutions, Inc. 144A 3.500%, 4/1/30(2)	155	148
Concentra Escrow Issuer Corp. 144A 6.875%, 7/15/32(2)	5	5
CVS Health Corp. 5.875%, 6/1/53	46	44
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	89	78
HCA, Inc. 5.250%, 6/15/49	65	58
Illumina, Inc. 2.550%, 3/23/31	59	49
IQVIA, Inc. 6.250%, 2/1/29	56	57
Medline Borrower LP 144A 6.250%, 4/1/29(2)	10	10
Roche Holdings, Inc. 144A 5.218%, 3/8/54(2)	47	46
Royalty Pharma plc
2.150%, 9/2/31(7)	30	24
5.400%, 9/2/34	20	19
3.350%, 9/2/51	37	24
Smith & Nephew plc 5.400%, 3/20/34	65	64
Universal Health Services, Inc. 2.650%, 1/15/32	73	60
		734

Industrials—1.3%
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(2)	78	77
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(2)	74	72
Beacon Roofing Supply, Inc. 144A 6.500%, 8/1/30(2)	35	35
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(2)	40	37
Boeing Co. (The)
5.805%, 5/1/50	40	36
5.930%, 5/1/60	37	33
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 9/15/36(2)	80	69
CoStar Group, Inc. 144A 2.800%, 7/15/30(2)	71	60
Delta Air Lines Pass-Through Trust 2015-1, AA 3.625%, 1/30/29	79	75
	Par Value	Value

Industrials—continued
Fortress Transportation & Infrastructure Investors LLC
144A 7.000%, 5/1/31(2)	$ 30	$ 31
144A 7.000%, 6/15/32(2)	5	5
Hertz Corp. (The) 144A 4.625%, 12/1/26(2)(7)	55	40
L3Harris Technologies, Inc. 5.350%, 6/1/34	65	65
Masterbrand, Inc. 144A 7.000%, 7/15/32(2)	5	5
Regal Rexnord Corp. 6.400%, 4/15/33	89	91
Science Applications International Corp. 144A 4.875%, 4/1/28(2)	45	43
Sempra Infrastructure Partners LP 144A 3.250%, 1/15/32(2)	93	77
United Airlines Pass-Through Trust 2023-1, A 5.800%, 7/15/37	34	34
Veralto Corp. 144A 5.450%, 9/18/33(2)	48	48
		933

Information Technology—0.5%
Booz Allen Hamilton, Inc. 144A 4.000%, 7/1/29(2)	55	51
Consensus Cloud Solutions, Inc. 144A 6.500%, 10/15/28(2)(7)	20	19
Gartner, Inc. 144A 3.750%, 10/1/30(2)	70	63
Insight Enterprises, Inc. 144A 6.625%, 5/15/32(2)	5	5
Leidos, Inc. 2.300%, 2/15/31	58	48
Oracle Corp.
5.550%, 2/6/53	37	35
3.850%, 4/1/60	30	20
Viasat, Inc. 144A 5.625%, 9/15/25(2)	35	34
Vontier Corp. 2.950%, 4/1/31	60	50
		325

Materials—0.4%
Bayport Polymers LLC 144A 5.140%, 4/14/32(2)	65	60
Berry Global, Inc. 144A 5.650%, 1/15/34(2)	75	73
Corp. Nacional del Cobre de Chile 144A 5.950%, 1/8/34(2)	60	60
FMG Resources August 2006 Pty Ltd. 144A 5.875%, 4/15/30(2)	30	30
Glencore Funding LLC
144A 2.850%, 4/27/31(2)	56	47
144A 5.634%, 4/4/34(2)	10	10
INEOS Quattro Finance 2 plc 144A 9.625%, 3/15/29(2)	35	37
		317

Real Estate—0.5%
EPR Properties 4.750%, 12/15/26	74	71
GLP Capital LP 6.750%, 12/1/33	70	74
See Notes to Financial Statements

Tactical Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Real Estate—continued
NNN REIT, Inc. 5.500%, 6/15/34	$ 30	$ 30
Sabra Health Care LP 3.200%, 12/1/31	65	54
Safehold GL Holdings LLC 6.100%, 4/1/34	70	69
VICI Properties LP 5.125%, 5/15/32	65	62
		360

Utilities—1.4%
AES Corp. (The) 7.600%, 1/15/55	35	35
Black Hills Corp. 6.150%, 5/15/34	60	61
Brooklyn Union Gas Co. (The) 144A 4.866%, 8/5/32(2)	52	48
CMS Energy Corp. 4.750%, 6/1/50	75	69
Dominion Energy, Inc. Series B 7.000%, 6/1/54	60	62
Entergy Corp. 7.125%, 12/1/54	65	64
Entergy Texas, Inc. 5.800%, 9/1/53	47	47
Exelon Corp. 5.600%, 3/15/53	61	59
Ferrellgas LP 144A 5.875%, 4/1/29(2)	55	51
KeySpan Gas East Corp. 144A 5.994%, 3/6/33(2)	59	59
New York State Electric & Gas Corp. 144A 5.850%, 8/15/33(2)	47	48
Northern Natural Gas Co. 144A 5.625%, 2/1/54(2)	47	46
NRG Energy, Inc. 144A 7.000%, 3/15/33(2)	68	72
PacifiCorp 5.800%, 1/15/55	48	47
Puget Energy, Inc.
2.379%, 6/15/28	29	26
4.224%, 3/15/32	42	38
Southern Co. (The) Series 21-A 3.750%, 9/15/51	94	88
Vistra Corp. 144A 8.000% (2)(6)	45	45
Vistra Operations Co. LLC 144A 6.875%, 4/15/32(2)	35	36
		1,001

Total Corporate Bonds and Notes (Identified Cost $8,371)		8,249

Leveraged Loans—2.3%
Aerospace—0.1%
Brown Group Holding LLC (1 month Term SOFR + 2.850%) 8.194%, 6/7/28(4)	31	31
Mileage Plus Holdings LLC (3 month Term SOFR + 5.400%) 10.744%, 6/21/27(4)	12	12
	Par Value	Value

Aerospace—continued
Peraton Corp. Tranche B, First Lien (1 month Term SOFR + 3.850%) 9.194%, 2/1/28(4)	$ 35	$ 35
TransDigm, Inc. Tranche I (3 month Term SOFR + 2.750%) 8.085%, 8/24/28(4)	21	21
		99

Chemicals—0.1%
INEOS U.S. Finance LLC Tranche B (1 month Term SOFR + 3.250%) 8.597%, 2/18/30(4)	56	55
Innophos Holdings, Inc. (1 month Term SOFR + 3.864%) 9.208%, 2/5/27(4)	25	25
Starfruit Finco B.V. Tranche B (3 month Term SOFR + 3.500%) 8.826%, 4/3/28(4)	10	10
		90

Consumer Durables—0.0%
Resideo Funding, Inc. Tranche B (1 month Term SOFR + 2.000%) 7.330%, 5/31/31(4)	5	5
Consumer Non-Durables—0.0%
Kronos Acquisition Holdings, Inc. (3 month Term SOFR + 4.000%) 0.000%, 6/27/31(4)(8)	10	10
Energy—0.1%
AL GCX Holdings LLC (1 month Term SOFR + 3.250%) 8.578%, 5/17/29(4)	5	5
Freeport LNG Investments LLP Tranche B (3 month Term SOFR + 3.762%) 9.086%, 12/21/28(4)	35	35
Oryx Midstream Services Permian Basin LLC 2024 (1 month Term SOFR + 3.114%) 8.441%, 10/5/28(4)	24	24
Paragon Offshore Finance Co. (3 month LIBOR + 1.750%) 3.750%, 7/16/21(1)(5)(9)	—(3)	—
Whitewater DBR Holdco LLC (3 month Term SOFR + 2.750%) 8.085%, 3/3/31(4)	10	10
		74

Financials—0.1%
Citadel Securities LP 2024, Tranche B (1 month Term SOFR + 2.250%) 7.594%, 7/29/30(4)	23	23
Finco I LLC 2023 (3 month Term SOFR + 3.000%) 8.329%, 6/27/29(4)	5	5
Neptune Bidco U.S., Inc. Tranche B (3 month Term SOFR + 5.100%) 10.406%, 4/11/29(4)	10	9
Truist Insurance Holdings LLC (3 month Term SOFR + 3.250%) 8.585%, 5/6/31(4)	20	20
		57

Food / Tobacco—0.1%
Del Monte Foods, Inc. (3 month Term SOFR + 4.400%) 9.736%, 5/16/29(4)	39	30
See Notes to Financial Statements

Tactical Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Food / Tobacco—continued
Triton Water Holdings, Inc. First Lien (3 month Term SOFR + 3.512%) 8.846%, 3/31/28(4)	$ 40	$ 40
		70

Forest Prod / Containers—0.1%
Altium Packaging LLC 2024, Tranche B (1 month Term SOFR + 2.500%) 7.844%, 6/11/31(4)	10	10
TricorBraun, Inc. (1 month Term SOFR + 3.364%) 8.708%, 3/3/28(4)	40	40
		50

Gaming / Leisure—0.3%
Entain plc Tranche B-3 (6 month Term SOFR + 2.750%) 0.000%, 10/31/29(4)(8)	20	20
Flutter Entertainment plc Tranche B (3 month Term SOFR + 2.250%) 7.585%, 11/25/30(4)	30	30
Hilton Worldwide Finance LLC Tranche B-4 (1 month Term SOFR + 1.750%) 7.095%, 11/8/30(4)	30	30
Scientific Games Holdings LP 2024 (3 month Term SOFR + 3.000%) 0.000%, 4/4/29(4)(8)	25	25
Scientific Games International, Inc. Tranche B-1 (1 month Term SOFR + 2.750%) 8.080%, 4/14/29(4)	49	49
UFC Holdings LLC Tranche B-3 (3 month Term SOFR + 3.012%) 8.336%, 4/29/26(4)	19	19
Wyndham Hotels & Resorts, Inc. (1 month Term SOFR + 1.750%) 0.000%, 5/24/30(4)(8)	20	20
		193

Health Care—0.2%
CHG Healthcare Services, Inc. First Lien (1 month Term SOFR + 3.364%) 8.708%, 9/29/28(4)	29	29
Concentra Health Services, Inc. Tranche B (1 month Term SOFR + 2.250%) 0.000%, 6/26/31(4)(8)	10	10
DaVita, Inc. 2019, Tranche B-1 (1 month Term SOFR + 2.000%) 7.344%, 5/9/31(4)	45	45
Medline Borrower LP (1 month Term SOFR + 2.250%) 0.000%, 10/23/28(4)(8)	5	5
Perrigo Investments LLC Tranche B (1 month Term SOFR + 2.350%) 7.694%, 4/20/29(4)	20	20
Phoenix Guarantor, Inc. Tranche B-4 (1 month Term SOFR + 3.250%) 8.594%, 2/21/31(4)	25	25
Radnet Management, Inc. Tranche B (3 month Term SOFR + 2.500%) 7.827%, 4/23/31(4)	5	5
		139

	Par Value	Value

Housing—0.0%
84 Lumber Co. 2023, Tranche B-1 (1 month Term SOFR + 2.250%) 7.594%, 11/29/30(4)	$ 5	$ 5
MI Windows & Doors LLC 2024 (1 month Term SOFR + 3.500%) 8.844%, 3/28/31(4)	5	5
Standard Industries, Inc. (1 month Term SOFR + 2.000%) 7.344%, 9/22/28(4)	21	21
		31

Information Technology—0.3%
Boost Newco Borrower LLC Tranche B (3 month Term SOFR + 3.000%) 8.335%, 1/31/31(4)	15	15
CCC Intelligent Solutions, Inc. Tranche B (1 month Term SOFR + 2.364%) 7.708%, 9/21/28(4)	20	20
Central Parent LLC 2024 (3 month Term SOFR + 3.250%) 0.000%, 7/6/29(4)(8)	15	15
Epicor Software Corp. Tranche E (1 month Term SOFR + 3.250%) 8.594%, 5/30/31(4)	3	3
Go Daddy Operating Co. LLC
Tranche B-6 (1 month Term SOFR + 2.000%) 7.344%, 11/9/29(4)	12	12
Tranche B-7 (1 month Term SOFR + 1.750%) 7.094%, 5/21/31(4)	5	5
Iron Mountain Information Management LLC
(1 month Term SOFR + 2.000%) 0.000%, 1/31/31(4)(8)	100	99
Tranche B (1 month Term SOFR + 2.250%) 7.594%, 1/31/31(4)	15	15
Open Text Corp. 2024 (1 month Term SOFR + 2.250%) 7.594%, 1/31/30(4)	9	9
Uber Technologies, Inc. 2023 (3 month Term SOFR + 2.750%) 8.089%, 3/3/30(4)	24	24
UKG, Inc. Tranche B (1 month Term SOFR + 3.250%) 8.576%, 2/10/31(4)	10	10
		227

Manufacturing—0.0%
Gates Global LLC Tranche B-5 (1 month Term SOFR + 2.250%) 7.594%, 6/4/31(4)	30	30
Media / Telecom - Broadcasting—0.0%
Univision Communications, Inc. 2024, First Lien (1 month Term SOFR + 3.614%) 8.958%, 1/23/29(4)	20	20
Media / Telecom - Cable/Wireless Video—0.2%
Cogeco Communications Finance USA LP Tranche B-1 (1 month Term SOFR + 3.250%) 8.594%, 9/18/30(4)	50	47
CSC Holdings LLC 2022 (1 month Term SOFR + 4.500%) 9.829%, 1/18/28(4)	35	34
Eagle Broadband Investments LLC (3 month Term SOFR + 3.262%) 8.596%, 11/12/27(4)	25	25
See Notes to Financial Statements

Tactical Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Media / Telecom - Cable/Wireless Video—continued
Virgin Media Bristol LLC Tranche N (1 month Term SOFR + 2.614%) 7.943%, 1/31/28(4)	$ 35	$ 33
		139

Media / Telecom - Telecommunications—0.1%
Cincinnati Bell, Inc. Tranche B-2 (1 month Term SOFR + 3.350%) 8.694%, 11/22/28(4)	50	50
Retail—0.2%
Harbor Freight Tools USA, Inc. (1 month Term SOFR + 2.500%) 7.844%, 6/11/31(4)	35	35
Peer Holding III B.V.
Tranche B-4 (3 month Term SOFR + 3.250%) 8.585%, 10/28/30(4)	15	15
Tranche B-5 (3 month Term SOFR + 3.000%) 0.000%, 6/21/31(4)(8)	50	50
PetsMart LLC (1 month Term SOFR + 3.850%) 9.194%, 2/11/28(4)	25	25
		125

Service—0.2%
Asplundh Tree Expert LLC (1 month Term SOFR + 1.750%) 7.096%, 5/23/31(4)	15	15
GFL Environmental, Inc. 2024, Tranche B (3 month Term SOFR + 2.000%) 0.000%, 6/27/31(4)(8)	10	10
Husky Injection Molding Systems Ltd. (3 month Term SOFR + 5.000%) 10.326%, 2/15/29(4)	22	22
NAB Holdings LLC 2024 (3 month Term SOFR + 2.750%) 8.097%, 11/23/28(4)	49	49
Prime Security Services Borrower LLC 2024, Tranche B-1 (1-3 month Term SOFR + 2.250%) 7.579%, 10/13/30(4)	35	35
		131

Transportation - Automotive—0.1%
Clarios Global LP 2024 (1 month Term SOFR + 3.000%) 8.344%, 5/6/30(4)	45	45
Utilities—0.1%
Generation Bridge Northeast LLC Tranche B (1 month Term SOFR + 3.500%) 8.844%, 8/22/29(4)	10	10
KBR, Inc. Tranche B (1 month Term SOFR + 2.250%) 7.594%, 1/17/31(4)	15	15
Vistra Zero Operating Co. LLC (1 month Term SOFR + 2.750%) 8.094%, 4/30/31(4)	5	5
WEC U.S. Holdings Ltd. (1 month Term SOFR + 2.750%) 8.094%, 1/27/31(4)	49	49
		79

Total Leveraged Loans (Identified Cost $1,672)		1,664

	Shares	Value
Preferred Stocks—0.2%
Financials—0.2%
JPMorgan Chase & Co. Series HH, 4.600%	24(10)	$ 23
MetLife, Inc. Series D, 5.875%(7)	36(10)	36
Truist Financial Corp. Series Q, 5.100%	65(10)	61
		120

Total Preferred Stocks (Identified Cost $118)		120

Common Stocks—62.3%
Communication Services—9.6%
Auto Trader Group plc	48,980	496
Baltic Classifieds Group plc	331,829	1,007
CTS Eventim AG & Co. KGaA	4,160	347
Dayamitra Telekomunikasi PT	8,584,000	338
Infrastrutture Wireless Italiane SpA	15,671	164
Meta Platforms, Inc. Class A	3,423	1,726
Netflix, Inc.(11)	1,204	812
oOh!media Ltd.	281,823	254
Rightmove plc	94,953	645
Trade Desk, Inc. (The) Class A(11)	10,939	1,068
		6,857

Consumer Discretionary—10.5%
Airbnb, Inc. Class A(11)	4,002	607
Allegro.eu S.A.(11)	50,148	470
Amazon.com, Inc.(11)	10,574	2,043
Home Depot, Inc. (The)	1,489	513
Marriott International, Inc. Class A	3,796	918
MercadoLibre, Inc.(11)	362	595
Mercari, Inc.(11)	15,600	194
NIKE, Inc. Class B	6,482	488
O’Reilly Automotive, Inc.(11)	837	884
Ross Stores, Inc.	4,208	611
Victorian Plumbing Group plc	104,437	122
		7,445

Consumer Staples—1.8%
Anhui Gujing Distillery Co., Ltd. Class B	16,800	250
Estee Lauder Cos., Inc. (The) Class A	1,929	205
Heineken Malaysia Bhd	74,700	349
Monster Beverage Corp.(11)	10,258	513
		1,317

Energy—0.5%
Devon Energy Corp.	3,107	147
Pason Systems, Inc.	17,186	232
		379

Financials—8.0%
AJ Bell plc	113,493	544
Block, Inc. Class A(11)	5,710	368
Caixa Seguridade Participacoes S.A.	81,039	207
FinecoBank Banca Fineco SpA	35,519	530
Moltiply Group SpA	10,943	400
Mortgage Advice Bureau Holdings Ltd.	26,406	273
Nordnet AB publ	8,825	184
Progressive Corp. (The)	4,304	894
S&P Global, Inc.	1,045	466
See Notes to Financial Statements

Tactical Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Shares	Value

Financials—continued
Visa, Inc. Class A	6,883	$ 1,807
		5,673

Health Care—5.1%
Danaher Corp.	2,296	574
Eli Lilly & Co.	1,191	1,078
Haw Par Corp., Ltd.	72,800	523
IDEXX Laboratories, Inc.(11)	581	283
Mettler-Toledo International, Inc.(11)	198	277
Zoetis, Inc. Class A	5,088	882
		3,617

Industrials—7.7%
CAE, Inc.(11)	15,608	290
Equifax, Inc.	2,073	503
Fair Isaac Corp.(11)	856	1,274
Haitian International Holdings Ltd.	136,896	389
Howden Joinery Group plc	39,486	438
Knorr-Bremse AG	3,902	298
MEITEC Group Holdings, Inc.	19,400	393
MTU Aero Engines AG	1,345	344
Paycom Software, Inc.	1,642	235
S-1 Corp.	6,632	279
Uber Technologies, Inc.(11)	13,826	1,005
		5,448

Information Technology—16.0%
Accenture plc Class A	1,911	580
Alten S.A.	3,113	342
Amphenol Corp. Class A	23,730	1,599
BILL Holdings, Inc.(11)	4,915	258
Bouvet ASA	56,430	333
Cadence Design Systems, Inc.(11)	2,830	871
FDM Group Holdings plc	58,097	302
Gartner, Inc.(11)	768	345
MongoDB, Inc. Class A(11)	1,846	461
NVIDIA Corp.	26,810	3,312
Roper Technologies, Inc.	1,334	752
ServiceNow, Inc.(11)	637	501
Shopify, Inc. Class A(11)	8,809	582
Snowflake, Inc. Class A(11)	2,886	390
Workday, Inc. Class A(11)	3,385	757
		11,385

Materials—1.8%
Corp. Moctezuma SAB de C.V.	96,124	381
Ecolab, Inc.	2,667	635
Forterra plc	65,281	131
Ibstock plc	72,339	142
		1,289

Real Estate—1.3%
CoStar Group, Inc.(11)	8,064	598
Prologis, Inc.	2,646	297
		895

Total Common Stocks (Identified Cost $26,104)		44,305

	Shares	Value

Total Long-Term Investments—98.2% (Identified Cost $52,967)		$69,799

Short-Term Investment—0.3%
Money Market Mutual Fund—0.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.191%)(12)	230,174	230
Total Short-Term Investment (Identified Cost $230)		230

Securities Lending Collateral—0.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.191%)(12)(13)	183,299	183
Total Securities Lending Collateral (Identified Cost $183)		183

TOTAL INVESTMENTS—98.8% (Identified Cost $53,380)		$70,212
Other assets and liabilities, net—1.2%		887
NET ASSETS—100.0%		$71,099

Abbreviations:
ABS	Asset-Backed Securities
BDC	Business Development Companies
DAC	Designated Activity Company
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLP	Limited Liability Partnership
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security in default; no interest payments are being received.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, these securities amounted to a value of $11,722 or 16.5% of net assets.
(3)	Amount is less than $500 (not in thousands).
(4)	Variable rate security. Rate disclosed is as of June 30, 2024. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	No contractual maturity date.
(7)	All or a portion of security is on loan.
(8)	This loan will settle after June 30, 2024, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Tactical Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
(9)	At June 30, 2024, the one-, three-, and six-month reference rates are published by ICE Benchmark Administration under a synthetic methodology. See Note 7 in Notes to Financial Statements.
(10)	Value shown as par value.
(11)	Non-income producing.
(12)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(13)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	80%
United Kingdom	5
Italy	2
Lithuania	1
Germany	1
Brazil	1
Japan	1
Other	9
Total	100%
† % of total investments as of June 30, 2024.
As of June 30, 2024, the Fund had the following unfunded loan commitments:
Borrower	Par Value	Commitment	Value	Unrealized Appreciation (Depreciation)
Epicor Software Corp. 2024 (1 month Term SOFR + 2.250%) 0.000%, 5/23/31	$—(1)	$—(1)	$—(1)	$—(1)

(1)	Amount is less than $500 (not in thousands).
The following table summarizes the value of the Series’ investments as of June 30, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$4,256	$—	$4,256	$—
Municipal Bond	249	—	249	—
Foreign Government Securities	497	—	497	—
Mortgage-Backed Securities	7,219	—	7,219	—
Asset-Backed Securities	3,240	—	3,170	70
Corporate Bonds and Notes	8,249	—	8,249	—
Leveraged Loans	1,664	—	1,664	—(1)
Equity Securities:
Preferred Stocks	120	—	120	—
Common Stocks	44,305	44,305	—	—
Money Market Mutual Fund	230	230	—	—
Securities Lending Collateral	183	183	—	—
Total Investments	$70,212	$44,718	$25,424	$70

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at June 30, 2024.
Some of the Series’ investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended June 30, 2024.
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2024
(Reported in thousands except shares and per share amounts)
	Duff & Phelps Real Estate Securities Series	KAR Capital Growth Series	KAR Equity Income Series	KAR Small-Cap Growth Series
Assets
Investment in securities at value(1)(2)	$87,637	$245,748	$79,365	$76,091
Cash	592	1,478	520	2,811
Receivables
Investment securities sold	197	—	—	40
Series shares sold	53	—	—	39
Dividends	263	54	144	15
Tax reclaims	—	—	180	—
Prepaid Trustees’ retainer	2	6	2	2
Other assets	202	569	188	183
Total assets	88,946	247,855	80,399	79,181
Liabilities
Payables
Series shares repurchased	185	178	156	104
Investment securities purchased	140	—	—	80
Investment advisory fees	49	129	35	46
Distribution and service fees	16	51	17	15
Administration and accounting fees	8	21	7	7
Transfer agent fees and expenses	—(a)	—(a)	—(a)	—(a)
Professional fees	20	20	19	19
Trustee deferred compensation plan	202	569	188	183
Interest expense and/or commitment fees	—(a)	1	—(a)	1
Other accrued expenses	24	54	26	24
Total liabilities	644	1,023	448	479
Commitments and contingencies (Note 3D)	—	—	—	—
Net Assets	$88,302	$246,832	$79,951	$78,702
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$65,944	$83,975	$70,002	$47,330
Accumulated earnings (loss)	22,358	162,857	9,949	31,372
Net Assets	$88,302	$246,832	$79,951	$78,702
Net Assets:
Class A	$76,741	$246,832	$79,951	$72,129
Class I	$11,561	$—	$—	$6,573
Shares of Beneficial Interest Outstanding $1 par value, unlimited authorization:
Class A	3,977,122	6,743,185	6,913,115	2,972,459
Class I	600,158	—	—	256,117
Net Asset Value Per Share:(b)
Class A	$19.30	$36.60	$11.57	$24.27
Class I	$19.26	$—	$—	$25.67

(1) Investment in securities at cost	$65,418	$103,081	$70,107	$50,123

(a)	Amount is less than $500 (not in thousands).
(b)	Net Asset Value Per Common Share is calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
June 30, 2024
(Reported in thousands except shares and per share amounts)
	KAR Small-Cap Value Series	Newfleet Multi-Sector Intermediate Bond Series	SGA International Growth Series	Tactical Allocation Series
Assets
Investment in securities at value(1)(2)	$62,140	$91,280	$120,111	$70,212
Foreign currency at value(3)	—	—	—(a)	21
Cash	1,083	1,250	178	1,464
Receivables
Investment securities sold	—	450	1,054	46
Series shares sold	—	91	25	127
Dividends and interest	183	895	144	252
Unrealized appreciation on unfunded loan commitment(b)	—	—(a)	—	—(a)
Tax reclaims	—	—	265	15
Securities lending income	—	1	—(a)	—(a)
Prepaid Trustees’ retainer	2	2	3	2
Prepaid expenses	—	3	—	3
Other assets	150	215	279	165
Total assets	63,558	94,187	122,059	72,307
Liabilities
Payables
Series shares repurchased	182	251	369	254
Investment securities purchased	—	1,517	713	512
Collateral on securities loaned	—	738	4,068	183
Investment advisory fees	36	37	71	31
Distribution and service fees	13	18	24	15
Administration and accounting fees	6	8	11	6
Transfer agent fees and expenses	—(a)	—(a)	—(a)	—(a)
Professional fees	19	22	23	17
Trustee deferred compensation plan	150	215	279	165
Interest expense and/or commitment fees	—(a)	1	1	—(a)
Other accrued expenses	18	37	38	25
Total liabilities	424	2,844	5,597	1,208
Commitments and contingencies (Note 3D)	—	—	—	—
Net Assets	$63,134	$91,343	$116,462	$71,099
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$35,180	$102,719	$97,731	$49,476
Accumulated earnings (loss)	27,954	(11,376)	18,731	21,623
Net Assets	$63,134	$91,343	$116,462	$71,099
Net Assets:
Class A	$63,134	$87,513	$116,338	$71,099
Class I	$—	$3,830	$124	$—
Shares of Beneficial Interest Outstanding $1 par value, unlimited authorization:
Class A	4,048,067	10,098,151	9,085,425	5,288,454
Class I	—	444,101	9,599	—
Net Asset Value Per Share:(c)
Class A	$15.60	$8.67	$12.80	$13.44
Class I	$—	$8.63	$12.89	$—

(1) Investment in securities at cost	$39,170	$94,160	$100,873	$53,380
(2) Market value of securities on loan	$—	$708	$4,051	$177
(3) Foreign currency at cost	$—	$—	$—(a)	$21

(a)	Amount is less than $500 (not in thousands).
(b)	See Schedule of Investments for schedule of unfunded loan commitments.
(c)	Net Asset Value Per Share is calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST
STATEMENTS OF OPERATIONS (Unaudited)
SIX MONTHS ENDED June 30, 2024
($ reported in thousands)
	Duff & Phelps Real Estate Securities Series	KAR Capital Growth Series	KAR Equity Income Series	KAR Small-Cap Growth Series
Investment Income
Dividends	$1,660	$609	$1,842	$372
Securities lending, net of fees	—	—	25	—
Foreign taxes withheld	—	—	(88)	—
Total investment income	1,660	609	1,779	372
Expenses
Investment advisory fees	330	844	288	353
Distribution and service fees, Class A	96	301	103	95
Administration and accounting fees	48	126	46	46
Transfer agent fees and expenses	—(a)	—(a)	—(a)	—(a)
Custodian fees	—(a)	—(a)	—(a)	—(a)
Printing fees and expenses	6	11	5	6
Professional fees	16	16	14	14
Interest expense and/or commitment fees	1	1	—(a)	—(a)
Trustees’ fees and expenses	4	10	4	4
Miscellaneous expenses	3	5	5	3
Total expenses	504	1,314	465	521
Less net expenses reimbursed and/or waived by investment adviser(1)	(33)	(72)	(61)	(56)
Net expenses	471	1,242	404	465
Net investment income (loss)	1,189	(633)	1,375	(93)
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(499)	21,539	(397)	5,930
Foreign currency transactions	—	—	—(a)	1
Net change in unrealized appreciation (depreciation) on:
Investments	(909)	14,126	1,271	(8,500)
Net realized and unrealized gain (loss) on investments	(1,408)	35,665	874	(2,569)
Net increase (decrease) in net assets resulting from operations	$(219)	$35,032	$2,249	$(2,662)

(a)	Amount is less than $500 (not in thousands).
(1)	See Note 3D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
SIX MONTHS ENDED June 30, 2024
($ reported in thousands)
	KAR Small-Cap Value Series	Newfleet Multi-Sector Intermediate Bond Series	SGA International Growth Series	Tactical Allocation Series
Investment Income
Dividends	$663	$35	$1,049	$326
Interest	—	2,890	—	633
Securities lending, net of fees	—	8	2	2
Foreign taxes withheld	—	—	(130)	(18)
Total investment income	663	2,933	921	943
Expenses
Investment advisory fees	306	235	468	194
Distribution and service fees, Class A	85	112	156	88
Administration and accounting fees	38	51	67	41
Transfer agent fees and expenses	—(a)	—(a)	—(a)	—(a)
Custodian fees	—(a)	4	1	4
Printing fees and expenses	4	6	8	4
Professional fees	14	17	17	18
Interest expense and/or commitment fees	—(a)	—(a)	—(a)	—(a)
Trustees’ fees and expenses	3	4	5	3
Miscellaneous expenses	2	12	6	11
Total expenses	452	441	728	363
Less net expenses reimbursed and/or waived by investment adviser(1)	(78)	(5)	(16)	(16)
Net expenses	374	436	712	347
Net investment income (loss)	289	2,497	209	596
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	5,092	(2,307)	121	4,429
Foreign currency transactions	—	(13)	(2)	(1)
Net change in unrealized appreciation (depreciation) on:
Investments	(6,993)	1,791	(6,160)	171
Foreign currency transactions	—	—(a)	(13)	—(a)
Net realized and unrealized gain (loss) on investments	(1,901)	(529)	(6,054)	4,599
Net increase (decrease) in net assets resulting from operations	$(1,612)	$1,968	$(5,845)	$5,195

(a)	Amount is less than $500 (not in thousands).
(1)	See Note 3D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST
STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	Duff & Phelps Real Estate Securities Series		KAR Capital Growth Series
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets From Operations
Net investment income (loss)	$1,189	$1,863	$(633)	$(668)
Net realized gain (loss)	(499)	1,180	21,539	14,429
Net change in unrealized appreciation (depreciation)	(909)	6,385	14,126	47,573
Increase (decrease) in net assets resulting from operations	(219)	9,428	35,032	61,334
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(509)	(2,414)	(5,385)	(14,200)
Class I	(74)	(396)	—	—
Total dividends and distributions to shareholders	(583)	(2,810)	(5,385)	(14,200)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(3,968)	928	(8,933)	(6,515)
Class I	(525)	1,991	—	—
Increase (decrease) in net assets from capital transactions	(4,493)	2,919	(8,933)	(6,515)
Net increase (decrease) in net assets	(5,295)	9,537	20,714	40,619
Net Assets
Beginning of period	93,597	84,060	226,118	185,499
End of Period	$88,302	$93,597	$246,832	$226,118
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	KAR Equity Income Series		KAR Small-Cap Growth Series
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets From Operations
Net investment income (loss)	$1,375	$2,531	$(93)	$(277)
Net realized gain (loss)	(397)	114	5,931	4,424
Net change in unrealized appreciation (depreciation)	1,271	(1,544)	(8,500)	11,200
Increase (decrease) in net assets resulting from operations	2,249	1,101	(2,662)	15,347
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(225)	(3,265)	—	(5,231)
Class I	—	—	—	(479)
Total dividends and distributions to shareholders	(225)	(3,265)	—	(5,710)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(5,717)	(4,229)	(6,028)	(2,241)
Class I	—	—	(1,375)	597
Increase (decrease) in net assets from capital transactions	(5,717)	(4,229)	(7,403)	(1,644)
Net increase (decrease) in net assets	(3,693)	(6,393)	(10,065)	7,993
Net Assets
Beginning of period	83,644	90,037	88,767	80,774
End of Period	$79,951	$83,644	$78,702	$88,767
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	KAR Small-Cap Value Series		Newfleet Multi-Sector Intermediate Bond Series
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets From Operations
Net investment income (loss)	$289	$341	$2,497	$4,344
Net realized gain (loss)	5,092	805	(2,320)	(3,079)
Net change in unrealized appreciation (depreciation)	(6,993)	10,585	1,791	6,467
Increase (decrease) in net assets resulting from operations	(1,612)	11,731	1,968	7,732
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(38)	(2,960)	(273)	(4,130)
Class I	—	—	(12)	(185)
Total dividends and distributions to shareholders	(38)	(2,960)	(285)	(4,315)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(6,252)	(2,468)	(4,811)	(3,465)
Class I	—	—	(45)	1,370
Increase (decrease) in net assets from capital transactions	(6,252)	(2,468)	(4,856)	(2,095)
Net increase (decrease) in net assets	(7,902)	6,303	(3,173)	1,322
Net Assets
Beginning of period	71,036	64,733	94,516	93,194
End of Period	$63,134	$71,036	$91,343	$94,516
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	SGA International Growth Series		Tactical Allocation Series
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets From Operations
Net investment income (loss)	$209	$269	$596	$934
Net realized gain (loss)	119	906	4,428	4,434
Net change in unrealized appreciation (depreciation)	(6,173)	20,320	171	8,053
Increase (decrease) in net assets resulting from operations	(5,845)	21,495	5,195	13,421
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(465)	(130)	(1,077)	(4,955)
Class I	(—)(a)	(—)(a)	—	—
Total dividends and distributions to shareholders	(465)	(130)	(1,077)	(4,955)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(8,432)	(16,042)	(2,546)	(2,613)
Class I	—(a)	—(a)	—	—
Increase (decrease) in net assets from capital transactions	(8,432)	(16,042)	(2,546)	(2,613)
Net increase (decrease) in net assets	(14,742)	5,323	1,572	5,853
Net Assets
Beginning of period	131,204	125,881	69,527	63,674
End of Period	$116,462	$131,204	$71,099	$69,527

(a)	Amount is less than $500 (not in thousands).
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)	Portfolio Turnover Rate(2)

Duff & Phelps Real Estate Securities Series
Class A
1/1/24 to 6/30/24(7)	$19.44	0.25	(0.26)	(0.01)	(0.10)	(0.03)	(0.13)	(0.14)	$19.30	(0.06) %	$76,741	1.10%	1.18%	2.66%	26%
1/1/23 to 12/31/23	18.08	0.40	1.55	1.95	(0.40)	(0.19)	(0.59)	1.36	19.44	11.03	81,442	1.08	1.15	2.14	29
1/1/22 to 12/31/22	25.32	0.29	(6.84)	(6.55)	(0.20)	(0.49)	(0.69)	(7.24)	18.08	(26.09)	74,859	1.13 (8)	1.21	1.40	24
1/1/21 to 12/31/21	17.71	0.17	8.01	8.18	(0.16)	(0.41)	(0.57)	7.61	25.32	46.41	111,162	1.10	1.17	0.77	16
1/1/20 to 12/31/20	18.54	0.22	(0.52)	(0.30)	(0.20)	(0.33)	(0.53)	(0.83)	17.71	(1.55)	71,741	1.14 (9)	1.20	1.30	26
1/1/19 to 12/31/19	16.40	0.30	4.20	4.50	(0.34)	(2.02)	(2.36)	2.14	18.54	27.42	77,044	1.16 (9)	1.20	1.57	44
Class I
1/1/24 to 6/30/24(7)	$19.39	0.27	(0.27)	—	(0.10)	(0.03)	(0.13)	(0.13)	$19.26	(0.01) %	$11,561	0.85%	0.93%	2.94%	26%
1/1/23 to 12/31/23	18.05	0.46	1.54	2.00	(0.47)	(0.19)	(0.66)	1.34	19.39	11.31	12,155	0.83	0.90	2.48	29
1/1/22 to 12/31/22	25.31	0.37	(6.86)	(6.49)	(0.28)	(0.49)	(0.77)	(7.26)	18.05	(25.90)	9,201	0.88 (8)	0.97	1.76	24
1/1/21 to 12/31/21	17.70	0.23	8.02	8.25	(0.23)	(0.41)	(0.64)	7.61	25.31	46.87	8,321	0.85	0.92	1.04	16
1/1/20 to 12/31/20	18.51	0.34	(0.60)	(0.26)	(0.22)	(0.33)	(0.55)	(0.81)	17.70	(1.33)	4,152	0.89 (9)	0.95	2.08	26
1/1/19 to 12/31/19	16.35	0.40	4.14	4.54	(0.36)	(2.02)	(2.38)	2.16	18.51	27.78	2,173	0.91 (9)	0.95	2.04	44

KAR Capital Growth Series
Class A
1/1/24 to 6/30/24(7)	$32.33	(0.09)	5.17	5.08	—	(0.81)	(0.81)	4.27	$36.60	15.75%	$246,832	1.03%	1.09%	(0.53) %	7%
1/1/23 to 12/31/23	25.68	(0.10)	8.83	8.73	—	(2.08)	(2.08)	6.65	32.33	34.71	226,118	1.01	1.07	(0.32)	11
1/1/22 to 12/31/22	49.16	(0.12)	(17.50)	(17.62)	—	(5.86)	(5.86)	(23.48)	25.68	(36.11)	185,499	1.06 (8)	1.13	(0.35)	20
1/1/21 to 12/31/21	48.92	(0.33)	6.12	5.79	—	(5.55)	(5.55)	0.24	49.16	12.14	316,332	1.03	1.08	(0.66)	5
1/1/20 to 12/31/20	34.44	(0.22)	17.42	17.20	—	(2.72)	(2.72)	14.48	48.92	50.23	314,826	1.03	1.10	(0.55)	7
1/1/19 to 12/31/19	25.62	(0.08)	10.22	10.14	—	(1.32)	(1.32)	8.82	34.44	39.87	232,834	1.03	1.11	(0.24)	9

KAR Equity Income Series
Class A
1/1/24 to 6/30/24(7)	$11.29	0.19	0.12	0.31	(0.03)	—	(0.03)	0.28	$11.57	2.76%	$79,951	0.98%	1.13%	3.34%	5%
1/1/23 to 12/31/23	11.58	0.34	(0.18)	0.16	(0.35)	(0.10)	(0.45)	(0.29)	11.29	1.49	83,644	0.96	1.10	3.02	21
1/1/22 to 12/31/22	12.71	0.32	(0.62)	(0.30)	(0.31)	(0.52)	(0.83)	(1.13)	11.58	(2.34)	90,037	1.01 (8)	1.16	2.58	22
1/1/21 to 12/31/21	11.54	0.29	1.69	1.98	(0.29)	(0.52)	(0.81)	1.17	12.71	17.39	102,591	0.98	1.12	2.32	23
1/1/20 to 12/31/20	13.15	0.19	1.78	1.97	(0.23)	(3.35)	(3.58)	(1.61)	11.54	14.91	98,736	0.98	1.15	1.47	116 (10)
1/1/19 to 12/31/19	10.34	0.12	2.84	2.96	(0.15)	—	(0.15)	2.81	13.15	28.67	97,185	0.98	1.13	1.00	27

The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)	Portfolio Turnover Rate(2)

KAR Small-Cap Growth Series
Class A
1/1/24 to 6/30/24(7)	$25.04	(0.03)	(0.74)	(0.77)	—	—	—	—	(0.77)	$24.27	(3.08) %	$72,129	1.14%	1.27%	(0.25) %	13%
1/1/23 to 12/31/23	22.44	(0.08)	4.38	4.30	—	(1.70)	(1.70)	—	2.60	25.04	19.70	80,608	1.12	1.25	(0.34)	9
1/1/22 to 12/31/22	36.17	(0.17)	(10.64)	(10.81)	—	(2.92)	(2.92)	—	(13.73)	22.44	(30.33)	74,025	1.17 (8)	1.30	(0.61)	17
1/1/21 to 12/31/21	40.14	(0.32)	2.26	1.94	—	(5.91)	(5.91)	—	(3.97)	36.17	4.98	118,751	1.16 (9)	1.26	(0.80)	9
1/1/20 to 12/31/20	31.48	(0.35)	14.19	13.84	—	(5.18)	(5.18)	—	8.66	40.14	44.64	126,411	1.16	1.28	(1.00)	17
1/1/19 to 12/31/19	26.70	(0.16)	10.00	9.84	—	(5.06)	(5.06)	—	4.78	31.48	37.31	96,996	1.19 (9)	1.28	(0.49)	11
Class I
1/1/24 to 6/30/24(7)	$26.45	— (11)	(0.78)	(0.78)	—	—	—	—	(0.78)	$25.67	(2.95) %	$6,573	0.89%	1.02%	— % (12)	13%
1/1/23 to 12/31/23	23.56	(0.02)	4.61	4.59	—	(1.70)	(1.70)	—	2.89	26.45	19.99	8,159	0.87	1.00	(0.09)	9
1/1/22 to 12/31/22	37.68	(0.10)	(11.10)	(11.20)	—	(2.92)	(2.92)	—	(14.12)	23.56	(30.14)	6,749	0.92 (8)	1.06	(0.36)	17
1/1/21 to 12/31/21	41.49	(0.23)	2.33	2.10	—	(5.91)	(5.91)	—	(3.81)	37.68	5.21	9,706	0.91 (9)	1.01	(0.55)	9
1/1/20 to 12/31/20	32.33	(0.27)	14.61	14.34	—	(5.18)	(5.18)	—	9.16	41.49	45.02	10,616	0.91	1.03	(0.74)	17
1/1/19 to 12/31/19	27.25	(0.08)	10.22	10.14	—	(5.06)	(5.06)	—	5.08	32.33	37.66	6,619	0.94 (9)	1.03	(0.25)	11

KAR Small-Cap Value Series
Class A
1/1/24 to 6/30/24(7)	$15.98	0.07	(0.44)	(0.37)	(0.01)	—	(0.01)	—	(0.38)	$15.60	(2.32) %	$63,134	1.10%	1.33%	0.85%	6%
1/1/23 to 12/31/23	14.04	0.08	2.53	2.61	(0.08)	(0.59)	(0.67)	—	1.94	15.98	19.05	71,036	1.08	1.31	0.52	4
1/1/22 to 12/31/22	19.88	0.05	(4.79)	(4.74)	(0.03)	(1.07)	(1.10)	—	(5.84)	14.04	(24.15)	64,733	1.13 (8)	1.37	0.33	11
1/1/21 to 12/31/21	18.96	0.03	3.68	3.71	(0.03)	(2.76)	(2.79)	—	0.92	19.88	19.72	91,698	1.10	1.31	0.13	11
1/1/20 to 12/31/20	15.78	0.16	4.43	4.59	(0.18)	(1.23)	(1.41)	—	3.18	18.96	29.65	88,445	1.10	1.34	1.04	22
1/1/19 to 12/31/19	12.96	0.11	3.08	3.19	(0.15)	(0.22)	(0.37)	—	2.82	15.78	24.63	77,271	1.10	1.34	0.73	8

Newfleet Multi-Sector Intermediate Bond Series
Class A
1/1/24 to 6/30/24(7)	$8.51	0.23	(0.04)	0.19	(0.03)	—	(0.03)	—	0.16	$8.67	2.19%	$87,513	0.94%	0.95%	5.31%	38%
1/1/23 to 12/31/23	8.21	0.40	0.30	0.70	(0.40)	—	(0.40)	—	0.30	8.51	8.69	90,715	0.93	0.94	4.71	60
1/1/22 to 12/31/22	9.40	0.29	(1.18)	(0.89)	(0.30)	—	(0.30)	—	(1.19)	8.21	(9.52)	90,844	0.97 (8)	0.98	3.36	43
1/1/21 to 12/31/21	9.58	0.29	(0.20)	0.09	(0.27)	—	(0.27)	—	(0.18)	9.40	0.97	111,758	0.92 (13)(14)	0.91	3.00	64
1/1/20 to 12/31/20	9.28	0.33	0.28	0.61	(0.31)	—	(0.31)	—	0.30	9.58	6.64	118,363	0.94 (13)(14)	0.93	3.54	92
1/1/19 to 12/31/19	8.72	0.37	0.54	0.91	(0.35)	—	(0.35)	— (11)	0.56	9.28	10.47 (15)	116,901	0.94 (13)(14)	0.93	3.98	66
Class I
1/1/24 to 6/30/24(7)	$8.46	0.24	(0.04)	0.20	(0.03)	—	(0.03)	—	0.17	$8.63	2.32%	$3,830	0.69%	0.70%	5.56%	38%
1/1/23 to 12/31/23	8.18	0.42	0.30	0.72	(0.44)	—	(0.44)	—	0.28	8.46	8.93	3,801	0.68	0.69	5.03	60
1/1/22 to 12/31/22	9.39	0.32	(1.19)	(0.87)	(0.34)	—	(0.34)	—	(1.21)	8.18	(9.33)	2,350	0.73 (8)	0.74	3.67	43
1/1/21 to 12/31/21	9.57	0.31	(0.19)	0.12	(0.30)	—	(0.30)	—	(0.18)	9.39	1.29	1,501	0.67 (13)(14)	0.67	3.21	64
1/1/20 to 12/31/20	9.27	0.35	0.28	0.63	(0.33)	—	(0.33)	—	0.30	9.57	6.78	552	0.69 (13)(14)	0.69	3.84	92
1/1/19 to 12/31/19	8.70	0.39	0.55	0.94	(0.37)	—	(0.37)	— (11)	0.57	9.27	10.89 (15)	954	0.69 (13)(14)	0.68	4.22	66

The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)	Portfolio Turnover Rate(2)

SGA International Growth Series
Class A
1/1/24 to 6/30/24(7)	$13.47	0.02	(0.64)	(0.62)	(0.03)	(0.02)	(0.05)	(0.67)	$12.80	(4.47) %	$116,338	1.14%	1.17%	0.33%	14%
1/1/23 to 12/31/23	11.41	0.03	2.04	2.07	(0.01)	—	(0.01)	2.06	13.47	18.18	131,075	1.12	1.15	0.21	15
1/1/22 to 12/31/22	14.40	0.01	(2.69)	(2.68)	—	(0.31)	(0.31)	(2.99)	11.41	(18.61)	125,772	1.17 (8)	1.21	0.10	25
1/1/21 to 12/31/21	14.47	(0.03)	1.21	1.18	—	(1.25)	(1.25)	(0.07)	14.40	8.32	163,146	1.14	1.16	(0.19)	28
1/1/20 to 12/31/20	11.86	(0.01)	2.81	2.80	—	(0.19)	(0.19)	2.61	14.47	23.64	164,468	1.18 (8)(9)	1.21	(0.12)	34
1/1/19 to 12/31/19	10.09	0.12	1.75	1.87	(0.10)	—	(0.10)	1.77	11.86	18.54	148,000	1.20 (8)(9)	1.21	1.08	140 (10)
Class I
1/1/24 to 6/30/24(7)	$13.54	0.04	(0.64)	(0.60)	(0.03)	(0.02)	(0.05)	(0.65)	$12.89	(4.30) %	$124	0.89%	0.92%	0.59%	14%
1/1/23 to 12/31/23	11.48	0.06	2.05	2.11	(0.05)	—	(0.05)	2.06	13.54	18.42	129	0.87	0.90	0.46	15
1/1/22 to 12/31/22	14.44	0.04	(2.69)	(2.65)	—	(0.31)	(0.31)	(2.96)	11.48	(18.35)	109	0.92 (8)	0.96	0.35	25
1/1/21 to 12/31/21	14.47	0.01	1.21	1.22	—	(1.25)	(1.25)	(0.03)	14.44	8.60	134	0.89	0.92	0.06	28
1/1/20 to 12/31/20	11.83	0.02	2.81	2.83	—	(0.19)	(0.19)	2.64	14.47	23.95	123	0.93 (8)(9)	0.97	0.13	34
1/1/19 to 12/31/19	10.07	0.15	1.74	1.89	(0.13)	—	(0.13)	1.76	11.83	18.77	100	0.95 (8)(9)	0.96	1.30	140 (10)

Tactical Allocation Series
Class A
1/1/24 to 6/30/24(7)	$12.68	0.11	0.85	0.96	(0.05)	(0.15)	(0.20)	0.76	$13.44	7.61%	$71,099	0.98%	1.03%	1.69%	24%
1/1/23 to 12/31/23	11.19	0.17	2.27	2.44	(0.14)	(0.81)	(0.95)	1.49	12.68	22.22	69,527	0.96	1.03	1.40	33
1/1/22 to 12/31/22	17.50	0.08	(5.41)	(5.33)	(0.03)	(0.95)	(0.98)	(6.31)	11.19	(30.58)	63,674	1.01 (8)	1.05	0.62	24
1/1/21 to 12/31/21	17.81	0.03	1.28	1.31	(0.07)	(1.55)	(1.62)	(0.31)	17.50	7.57	103,157	0.98 (13)(14)	0.98	0.17	21
1/1/20 to 12/31/20	13.78	0.08	4.57	4.65	(0.11)	(0.51)	(0.62)	4.03	17.81	33.96	106,684	0.98	1.00	0.51	28
1/1/19 to 12/31/19	11.22	0.16	2.75	2.91	(0.17)	(0.18)	(0.35)	2.56	13.78	26.05	87,902	0.98	1.01	1.22	40

Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Not annualized for periods less than one year.
(3)	Total Return is calculated based on the NAV at which shareholder transactions were processed, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual report.
(4)	The total return does not include the expenses associated with the annuity or life insurance policy through which you invest.
(5)	Annualized for periods less than one year.
(6)	The Series will also indirectly bear their prorated shares of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(7)	Unaudited.
(8)	Net expense ratio includes extraordinary proxy expenses.
(9)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(10)	The Series’ portfolio turnover rate increased substantially during the years due to a change in the Series’ subadviser and associated repositioning.
(11)	Amount is less than $0.005 per share.
(12)	Amount is less than 0.005%.
(13)	The share class is currently below its expense cap.
(14)	See Note 3D in Notes to Financial Statements for information on recapture of expenses previously reimbursed.
(15)	Payment from affiliate had no impact on total return.
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2024
Note 1. Organization
Virtus Variable Insurance Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. It was formed on February 18, 1986, as a Massachusetts business trust, commenced operations on December 5, 1986, and was reorganized as a Delaware statutory trust on February 14, 2011.
The Trust is organized with series, which are currently available only to separate accounts of participating insurance companies to fund variable accumulation annuity contracts and variable universal life insurance policies. As of the date of these financial statements, the Trust is comprised of eight series (each a “Series”), each reported in these financial statements. Each Series has a distinct investment objective and is diversified.
There is no guarantee that a Series will achieve its objective(s).
Each Series offers Class A shares. The Duff & Phelps Real Estate Securities Series, KAR Small-Cap Growth Series, Newfleet Multi-Sector Intermediate Bond Series, and SGA International Growth Series also offer Class I shares.
Note 2. Significant Accounting Policies
($ reported in thousands)
The Series are investment companies that follow the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Series in the preparation of their financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
The Series Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. Each Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Series’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Series’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Series calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Series fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Series’ net assets by each major security type is disclosed at the end of the Schedule of Investments for each Series. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income and capital gain distributions are recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Series is notified. Interest income is recorded on the accrual basis. Each Series amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt instruments are amortized to interest income to the earliest call date using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REITs is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
Each Series is treated as a separate taxable entity. It is the intention of each Series to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income to its investors. Therefore, no provision for federal income taxes or excise taxes has been made.
Certain Series may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Series will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Series has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Each Series’ U.S. federal income tax return is generally subject to examination by the Internal Revenue Service for a period of three years after it is filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
D.	Distributions to Investors
Distributions are recorded by each Series on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by a Series and other affiliated mutual funds are allocated in proportion to the net assets of each such Series, except where allocation of direct expenses to each Series and each such other fund, or an alternative allocation method, can be more appropriately used.
In addition to the net annual operating expenses that a Series bears directly, the contract owners, as investors in the Series, indirectly bear the Series’ pro-rata expenses of any underlying mutual funds in which the Series invests.
F.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. For fixed income instruments, the Series bifurcate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on foreign currency transactions. For equity securities, the Series do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.	Payment-In-Kind Securities
Certain Series may invest in payment-in-kind securities, which are debt or preferred stock securities that require or permit payment of interest in the form of additional securities. Payment-in-kind securities allow the issuer to avoid or delay the need to generate cash to meet current interest payments and, as a result, may involve greater risk than securities that pay interest currently or in cash.

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024
H.	When-Issued Purchases and Forward Commitments (Delayed Delivery)
Certain Series may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Series to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Series to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Series records when-issued and forward commitment securities on the trade date. Each Series maintains collateral for the securities purchased. Securities purchased on a when-issued or forward commitment basis begin earning interest on the settlement date.
I.	Interest-Only and Principal-Only Securities
Certain Series may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities represent a participation in, or are secured by, or payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. Stripped mortgage-backed securities include interest-only securities (IOs) which receive all of the interest, and principal-only securities (POs) which receive all of the principal. The market value of these securities is highly sensitive to changes in interest rates and a rapid (slow) rate of principal payments may have an adverse (positive) effect on yield to maturity. Payments received for IOs are included in interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity and these adjustments are also included in interest income. Payments received for POs are treated as reductions to the cost and par value of the securities. Any paydown gains or losses associated with the payments received are included in interest income. If the underlying mortgage assets are greater than anticipated payments of principal, a Series may fail to recoup some or all of its initial investment in these securities.
J.	Leveraged Loans
Certain Series may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Series may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the leveraged loan. A Series’ investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Series has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Series generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, a Series may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When a Series purchases assignments from lenders it acquires direct rights against the borrower on the loan.
A Series may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR, SOFR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased a Series may pay an assignment fee. On an ongoing basis, a Series may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.
A Series may invest in both secured loans and “covenant lite” loans which have few or no financial maintenance covenants that would require a borrower to maintain certain financial metrics. The lack of financial maintenance covenants in covenant lite loans increases the risk that the applicable Series will experience difficulty or delays in enforcing its rights on its holdings of such loans, which may result in losses, especially during a downturn in the credit cycle.
K.	Warrants
The Series may receive warrants. Warrants are securities that are usually issued together with a debt instrument or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants may be freely transferable and are often traded on major exchanges. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt instruments. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt instruments at the same coupon rate. A decline in interest rates would permit a Series to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024
L.	Securities Lending
The Series may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York (“BNY”). Under the securities lending policy, when lending securities a Series is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan bringing the collateral market value in line with the required percent. Due to timing of collateral adjustments, the market value of collateral held with respect to a loaned security, may be more or less than the value of the security on loan.
Collateral may consist of cash and securities issued by the U.S. government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Series net of fees and rebates charged/paid by BNY for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by each Series under a Master Securities Lending Agreement (“MSLA”) which permits the Series, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Series to the same counterparty against amounts to be received and create one single net payment due to or from the Series.
At June 30, 2024, the securities loaned were subject to a MSLA on a net payment basis as follows:

Series	Value of Securities on Loan	Cash Collateral Received(1)	Net Amount(2)
Newfleet Multi-Sector Intermediate Bond Series	$708	$708	$ —
SGA International Growth Series	4,051	4,051	—
Tactical Allocation Series	177	177	—

(1)	Collateral received in excess of the value of securities on loan is not presented in this table. The cash collateral received in connection with securities lending transactions has been used for the purchase of securities as disclosed in the Series’ Schedule of Investments.
(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.
The following table reflects a breakdown of investments made from cash collateral received from lending activities and the remaining contractual maturity of those transactions as of June 30, 2024 for the Series:
Series	Investment of Cash Collateral	Overnight and Continuous
Newfleet Multi-Sector Intermediate Bond Series	Money Market Mutual Fund	$738
SGA International Growth Series	Money Market Mutual Fund	4,068
Tactical Allocation Series	Money Market Mutual Fund	183

Note 3. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Series. The Adviser manages the Series’ investment programs and general operations of the Series, including oversight of the Series’ subadvisers.
As compensation for its services to the Series, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets of each Series:

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024
Series	First $250 Million	Next $250 Million	Over $500 Million
KAR Capital Growth Series	0.70%	0.65%	0.60%
KAR Equity Income Series	0.70	0.65	0.60
Newfleet Multi-Sector Intermediate Bond Series	0.50	0.45	0.40
SGA International Growth Series	0.75	0.70	0.65
Tactical Allocation Series	0.55	0.50	0.45

	First $1 Billion	Next $1 Billion	Over $2 Billion
Duff & Phelps Real Estate Securities Series	0.75%	0.70%	0.65%

	First $1 Billion	$1+ Billion
KAR Small-Cap Growth Series	0.85%	0.80%

	First $400 Million	$400+ Million to $1 Billion	Over $1 Billion
KAR Small-Cap Value Series	0.90%	0.85%	0.80%
B.	Subadvisers
The subadvisers manage the investments of each Series for which they are paid a fee by the Adviser. A list of the subadvisers and the Series they serve as of the end of the six months is as follows:
Series	Subadviser
Duff & Phelps Real Estate Securities Series	DPIM(1)
KAR Capital Growth Series	KAR(2)
KAR Equity Income Series	KAR(2)
KAR Small-Cap Growth Series	KAR(2)
KAR Small-Cap Value Series	KAR(2)
Series	Subadviser
Newfleet Multi-Sector Intermediate Bond Series	Newfleet(3)
SGA International Growth Series	SGA(4)
Tactical Allocation Series
(Equity Portfolio)	KAR (2)
(Fixed Income Portfolio)	Newfleet (3)
(1) Duff & Phelps Investment Management Co. (“DPIM”), an indirect, wholly-owned subsidiary of Virtus.
(2) Kayne Anderson Rudnick Investment Management, LLC (“KAR”), an indirect, wholly-owned subsidiary of Virtus.
(3) Newfleet Asset Management (“Newfleet”), a division of Virtus Fixed Income Advisers, LLC, an indirect, wholly-owned subsidiary of Virtus.
(4) Sustainable Growth Advisers LP (“SGA”), an indirect, majority-owned subsidiary of Virtus.
C.	Expense Limitations
The Adviser has contractually agreed to limit each Series’ annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through April 30, 2025. Following the contractual period, the Adviser may discontinue these expense limitation arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.

Series	Class A	Class I
Duff & Phelps Real Estate Securities Series	1.10%	0.85%
KAR Capital Growth Series	1.03	N/A
KAR Equity Income Series	0.98	N/A
KAR Small-Cap Growth Series	1.14	0.89
KAR Small-Cap Value Series	1.10	N/A
Newfleet Multi-Sector Intermediate Bond Series	0.94	0.69
SGA International Growth Series	1.14	0.89
Tactical Allocation Series	0.98	N/A
The exclusions include front-end or contingent deferred loads, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Series must pay its ordinary operating expenses before the Adviser is entitled to

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024
any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the six months ending June 30:

	Expiration
Series	2024	2025	2026	2027	Total
Duff & Phelps Real Estate Securities Series
Class A	$ 34	$ 70	$ 51	$ 29	$ 184
Class I	2	8	6	4	20
KAR Capital Growth Series
Class A	77	154	118	72	421
KAR Equity Income Series
Class A	69	144	120	61	394
KAR Small-Cap Growth Series
Class A	61	118	96	51	326
Class I	5	10	8	5	28
KAR Small-Cap Value Series
Class A	98	171	145	78	492
Newfleet Multi-Sector Intermediate Bond Series
Class A	—	10	14	5	29
Class I	—	— (1)	— (1)	— (1)	— (1)
SGA International Growth Series
Class A	20	52	31	16	119
Class I	— (1)	— (1)	— (1)	— (1)	— (1)
Tactical Allocation Series
Class A	2	29	44	16	91
(1)	Amount is less than $500 (not in thousands).
During the six months ended June 30, 2024, the Adviser did not recapture any expenses previously waived.
E.	Administrator and Distributor
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator to the Series.
For the six months ended June 30, 2024, the Series incurred administration fees totaling $402, which are included in the Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Series’ shares. Each Series pays VP Distributors distribution and/or service fees under a Board-approved Rule 12b-1 plan, at the annual rate of 0.25% of the average daily net assets of such Series’ Class A shares. Class I shares are not subject to a Rule 12b-1 plan. For the six months ended June 30, 2024, the Series incurred distribution fees totaling $1,037 which are included in the Statements of Operations within the line item “Distribution and service fees.” A portion of these fees was paid to certain insurance companies for marketing and/or shareholder services provided to contract owners. The fees are calculated daily and paid monthly.
F.	Investments with Affiliates
The Series are permitted to purchase assets from or sell assets to certain related affiliates under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Series from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.
During the six months ended June 30, 2024, the Series did not engage in any transactions pursuant to Rule 17a-7 under the 1940 Act.
G.	Trustee Deferred Compensation Plan
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statements of Assets and Liabilities at June 30, 2024.
H.	Trustee Fee
For the six months ended June 30, 2024, the Series incurred independent Trustee’s fees totaling $34 which are included in the Statement of Operations within the line item “Trustees fees and expenses”. No remuneration was paid to the officers or affiliated trustee.

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024
Note 4. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. government and agency securities and short-term securities) during the six months ended June 30, 2024, were as follows:
	Purchases	Sales
Duff & Phelps Real Estate Securities Series	$22,733	$25,346
KAR Capital Growth Series	17,451	31,452
KAR Equity Income Series	3,681	6,587
KAR Small-Cap Growth Series	10,282	18,964
KAR Small-Cap Value Series	3,878	9,719
Newfleet Multi-Sector Intermediate Bond Series	29,907	28,910
SGA International Growth Series	16,747	24,399
Tactical Allocation Series	14,278	17,219
Purchases and sales of long-term U.S. government and agency securities during the six months ended June 30, 2024, were as follows:
	Purchases	Sales
Newfleet Multi-Sector Intermediate Bond Series	$5,337	$8,433
Tactical Allocation Series	2,179	2,285

Note 5. Capital Share Transactions
(reported in thousands)
Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:
	Duff & Phelps Real Estate Securities Series				KAR Capital Growth Series
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023		Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	365	$6,948	444	$8,257	34	$1,205	79	$2,376
Reinvestment of distributions	27	509	131	2,414	150	5,385	470	14,200
Shares repurchased	(603)	(11,425)	(527)	(9,743)	(436)	(15,523)	(778)	(23,091)
Net Increase / (Decrease)	(211)	$(3,968)	48	$928	(252)	$(8,933)	(229)	$(6,515)
Class I
Shares sold	214	$3,992	302	$5,446	—	$—	—	$—
Reinvestment of distributions	4	74	22	396	—	—	—	—
Shares repurchased	(245)	(4,591)	(207)	(3,851)	—	—	—	—
Net Increase / (Decrease)	(27)	$(525)	117	$1,991	—	$—	—	$—

	KAR Equity Income Series				KAR Small-Cap Growth Series
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023		Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	50	$575	155	$1,740	24	$598	103	$2,531
Reinvestment of distributions	19	224	297	3,265	—	—	222	5,231
Shares repurchased	(565)	(6,516)	(821)	(9,234)	(271)	(6,626)	(404)	(10,003)
Net Increase / (Decrease)	(496)	$(5,717)	(369)	$(4,229)	(247)	$(6,028)	(79)	$(2,241)

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024
	KAR Equity Income Series				KAR Small-Cap Growth Series
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023		Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Shares sold	—	$—	—	$—	72	$1,822	84	$2,179
Reinvestment of distributions	—	—	—	—	—	—	19	479
Shares repurchased	—	—	—	—	(124)	(3,197)	(81)	(2,061)
Net Increase / (Decrease)	—	$—	—	$—	(52)	$(1,375)	22	$597

	KAR Small-Cap Value Series				Newfleet Multi-Sector Intermediate Bond Series
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023		Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	37	$576	95	$1,368	470	$4,019	810	$6,851
Reinvestment of distributions	2	38	200	2,960	32	273	496	4,130
Shares repurchased	(435)	(6,866)	(463)	(6,796)	(1,059)	(9,103)	(1,712)	(14,446)
Net Increase / (Decrease)	(396)	$(6,252)	(168)	$(2,468)	(557)	$(4,811)	(406)	$(3,465)
Class I
Shares sold	—	$—	—	$—	88	$746	188	$1,588
Reinvestment of distributions	—	—	—	—	1	12	22	185
Shares repurchased	—	—	—	—	(94)	(803)	(48)	(403)
Net Increase / (Decrease)	—	$—	—	$—	(5)	$(45)	162	$1,370

	SGA International Growth Series				Tactical Allocation Series
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023		Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	105	$1,376	151	$1,892	56	$729	76	$932
Reinvestment of distributions	35	465	10	130	80	1,077	407	4,955
Shares repurchased	(786)	(10,273)	(1,451)	(18,064)	(329)	(4,352)	(692)	(8,500)
Net Increase / (Decrease)	(646)	$(8,432)	(1,290)	$(16,042)	(193)	$(2,546)	(209)	$(2,613)
Class I
Reinvestment of distributions	—(1)	$—(2)	—(1)	$—(2)	—	$—	—	$—
Net Increase / (Decrease)	—(1)	$—(2)	—(1)	$—(2)	—	$—	—	$—

(1)	Amount is less than 500 shares (not in thousands).
(2)	Amount is less than $500 (not in thousands).

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024
Note 6. 10% Investors
As of June 30, 2024, the Series had individual investor account(s) and/or omnibus investor account(s) (comprised of a group of individual investors), which individually amounted to more than 10% of the total shares outstanding of such Series as detailed below:
	% of Shares Outstanding	Number of Accounts*
Duff & Phelps Real Estate Securities Series	100%	4
KAR Capital Growth Series	100	2
KAR Equity Income Series	100	2
KAR Small-Cap Growth Series	100	3
KAR Small-Cap Value Series	100	2
Newfleet Multi-Sector Intermediate Bond Series	100	4
SGA International Growth Series	98	2
Tactical Allocation Series	100	2
*	None of the accounts are affiliated.
Note 7. Credit and Market Risk and Asset Concentration
In July 2017, the head of the United Kingdom Financial Conduct Authority (“FCA”) announced the intention to phase out the use of LIBOR by the end of 2021. However, after subsequent announcements by the FCA, the LIBOR administrator and other regulators, certain of the most widely used LIBORs continued until June 30, 2023. The ICE Benchmark Administration Limited, which is regulated and authorized by FCA, and the administrator of LIBOR, ceased publishing certain LIBOR settings on December 31, 2021. On April 3, 2023, the FCA announced its decision to require LIBOR’s administrator to continue to publish the 1-month, 3-month, and 6-month U.S. dollar settings under an unrepresentative synthetic methodology until September 30, 2024. On March 15, 2022, the Adjustable Interest Act (LIBOR) Act (the “LIBOR Act”) was enacted into law which directs the Federal Reserve Board, as a fallback mechanism, to identify benchmark rates based on SOFR to replace LIBOR in certain financial contracts after June 30, 2023. On December 16, 2022, the Federal Reserve adopted regulations implementing the LIBOR Act. The Series may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The discontinuation of LIBOR could have a significant impact on the financial markets and may present a material risk for certain market participants, including the Series. Abandonment of or modifications to LIBOR could lead to significant short- and long-term uncertainty and market instability. The risks associated with this discontinuation and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. It remains uncertain the effects such changes will have on the Series, issuers of instruments in which the Series invest, and the financial markets generally.
Local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Series and its investments, including hampering the ability of each Series’ portfolio manager(s) to invest each Series’ assets as intended.
In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social, or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Series’ ability to repatriate such amounts.
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadviser to accurately predict risk.
Certain Series may invest in ETFs, which may expose the Series to the risk that the value of an ETF will be more volatile than the underlying portfolio of securities the ETF is designed to track, or that the costs to the Series of owning shares of the ETF will exceed those the Series would incur by investing in such securities directly.
Certain Series may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Series, positive or negative, than if the Series did not concentrate its investments in such sectors.
At June 30, 2024, the following Series held securities issued by various companies in specific sectors as detailed below:
Series	Sector	Percentage of Total Investments
KAR Capital Growth Series	Information Technology	32%
KAR Small-Cap Growth Series	Financials	34
KAR Small-Cap Value Series	Industrials	37
KAR Small-Cap Value Series	Financials	27

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024
Note 8.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its Series. In addition, in the normal course of business, the Trust and the Series enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Series’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Series and that have not occurred. However, neither the Trust nor the Series have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 9. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Series will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities. At June 30, 2024, the Series did not hold any securities that were restricted.
Note 10. Redemption Facility
($ reported in thousands)
On September 18, 2017, and as amended, the Series and certain other affiliated funds entered into a $250,000 unsecured line of credit agreement (“Credit Agreement”), with a commercial bank. The Credit Agreement allows the Series to borrow cash from the bank to manage large, unexpected redemptions and trade fails, up to a limit of one-third or one-fifth, as applicable of each Series total net assets in accordance with the terms of the agreement. Each Series, that is a party to the Credit Agreement, is individually, and not jointly, liable for its borrowings, if any. The lending bank could require repayment of outstanding borrowings upon certain circumstances such as an event of default. Interest is charged at the higher of a SOFR or the Fed Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid for the six months ended June 30, 2024, are included in the “Interest expense and/or commitment fees” line on the Statements of Operations. The Credit Agreement expires on July 6, 2024.
The following Series had outstanding loans during the year. The borrowings were valued at cost, which approximates fair value.
Series	Interest Incurred on Borrowing	Average Borrowing	Weighted Average Interest Rate	Days Outstanding
Duff & Phelps Real Estate Securities Series	$1	$1,000	6.41%	4
Subsequent to the reporting period, the Credit Agreement was renewed through July 3, 2025, with $35,000 of the total line of credit of $250,000 being allocated to one other affiliated fund and $215,000 being available to the Series and certain other affiliated funds.
Note 11. Federal Income Tax Information
($ reported in thousands)
At June 30, 2024, the approximate aggregate cost basis and the unrealized appreciation (depreciation) of investments and other financial instruments for federal income tax purposes were as follows:
Series	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Duff & Phelps Real Estate Securities Series	$ 65,867	$ 23,732	$ (1,962)	$ 21,770
KAR Capital Growth Series	103,274	150,294	(7,820)	142,474
KAR Equity Income Series	70,195	13,342	(4,172)	9,170
KAR Small-Cap Growth Series	50,264	31,465	(5,638)	25,827
KAR Small-Cap Value Series	39,204	26,490	(3,554)	22,936
Newfleet Multi-Sector Intermediate Bond Series	94,260	923	(3,903)	(2,980)
SGA International Growth Series	101,243	28,538	(9,670)	18,868
Tactical Allocation Series	53,450	20,027	(3,265)	16,762
Certain Series have capital loss carryforwards available to offset future realized capital gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. For the year ended December 31, 2023, the Series’ capital loss carryovers were as follows:

Series	Short-Term	Long-Term
Newfleet Multi-Sector Intermediate Bond Series	$1,346	$6,350

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024
Note 12. Regulatory Matters and Litigation
From time to time, the Trust, the Series, the Adviser and/or the subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 13. Recent Accounting Pronouncement
In March 2020, the FASB issued Accounting Standards Update (“ASU”) No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered reference rates as of the end of 2021. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. On December 21, 2022, the FASB issued ASU 2022-06 to defer the sunset date of ASC 2020-04 until December 31, 2024. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management is currently evaluating ASU 2020-04 and ASU 2020-06, but does not believe there will be a material impact.
Note 14. Mixed and Shared Funding
Shares of the Series are not directly offered to the public. Shares of the Series are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by participating insurance companies. The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in U.S. federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. The Trust’s Trustees do not foresee any such differences or disadvantages at this time. However, the Trust’s Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in the Series, or shares of another Series may be substituted.
Note 15. Subsequent Events
Management has evaluated the impact of all subsequent events on the Series through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

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VIRTUS VARIABLE INSURANCE TRUST
One Financial Plaza
Hartford, CT 06103-2608
Trustees
Philip R. McLoughlin, Chair
George R. Aylward
Donald C. Burke
Deborah A. DeCotis
F. Ford Drummond
Sidney E. Harris
John R. Mallin
Connie D. McDaniel
Geraldine M. McNamara
R. Keith Walton
Brian T. Zino
Principal Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Timothy Branigan, Vice President and Fund Chief Compliance Officer
Jennifer Fromm, Vice President, Chief Legal Officer, Counsel and Secretary
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Investment Advisers, Inc.
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York
240 Greenwich Street
New York, NY 10286-1048
How to Contact Us
Mutual Fund Services	1-800-367-5877
Website	Virtus.com

P.O. Box 534470
Pittsburgh, PA 15253-4470
For more information about Virtus Variable Insurance Trust,
please contact us at 1-800-367-5877, or visit Virtus.com.
8508	08-24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

None.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

None.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Refer to item 7a.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Disclosure not required for open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(3)(2)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Variable Insurance Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President (principal executive officer)

Date 9/4/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 9/4/24

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President,
Chief Financial Officer and Treasurer
(principal financial officer)

Date 9/4/24

*	Print the name and title of each signing officer under his or her signature.